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        NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL SEMI-ANNUAL REPORT
                                   UNAUDITED
                                 JUNE 30, 2003

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary and Tables of Policy Values.............        5
NYLIAC Variable Universal Life Separate Account-I
  Financial Statements......................................        9
  Statement of Assets and Liabilities.......................       10
  Statement of Operations...................................       18
  Statement of Changes in Net Assets........................       22
  Notes to Financial Statements.............................       28
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Bond--Initial Class.......................................     M-48
  Capital Appreciation--Initial Class.......................     M-54
  Cash Management...........................................     M-58
  Convertible--Initial Class................................     M-63
  Equity Income--Initial Class*.............................     M-71
  Government--Initial Class.................................     M-75
  Growth Equity--Initial Class..............................     M-80
  High Yield Corporate Bond--Initial Class..................     M-85
  Indexed Equity--Initial Class.............................     M-98
  International Equity--Initial Class*......................    M-107
  Mid Cap Core--Initial Class*..............................    M-112
  Mid Cap Growth--Initial Class*............................    M-121
  Small Cap Growth--Initial Class*..........................    M-125
  Total Return--Initial Class...............................    M-130
  Value--Initial Class......................................    M-140
  American Century Income & Growth--Initial Class...........    M-144
  Dreyfus Large Company Value--Initial Class................    M-150
  Eagle Asset Management Growth Equity--Initial Class.......    M-154
  Lord Abbett Developing Growth--Initial Class*.............    M-158
  Notes to Financial Statements.............................    M-163
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century VP Inflation Protection--Class II
  (available starting June 16, 2003)
American Century VP International--Class II
American Century VP Value--Class II
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares (formerly
  Dreyfus VIF Small Cap Growth)
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
  (formerly Janus Aspen Series Fund Aggressive Growth)
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return (available starting June
  16, 2003)
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I
* The MainStay VP Equity Income--Initial Class,
  International Equity--Initial Class, Mid Cap Core--Initial
  Class, Mid Cap Growth--Initial Class, Small Cap
  Growth--Initial Class and Lord Abbett Developing
  Growth--Initial Class are not available under the Pinnacle
  VUL and Pinnacle SVUL policies.
IMPORTANT CHANGES TO INVESTMENT DIVISIONS -- SUPPLEMENTS TO
  MAY 1, 2003 PROSPECTUSES

                                        1
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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Semi-Annual Report for the NYLIAC PinnacleVariable Universal Life policies for the period ended June 30, 2003.

The international scene dominated the headlines in the first half of 2003. Unprecedented media access brought all of us to the front lines of the war in Iraq. The SARS epidemic added yet another blow to the already reeling airline and tourism industry. And we watched as the administration continued the difficult task of encouraging peace in the Middle East while simultaneously shoring up efforts on the home front to protect against terrorism.

Although the political and economic horizons remain clouded, a spark of optimism has had a positive effect on the markets, and stock indices have begun to move slowly upward. However, in late June, the Federal Reserve lowered interest rates yet again, expressing a concern that it is still too early to say whether the economy is on the road to sustained recovery.

We at New York Life Insurance and Annuity Corporation (NYLIAC), and its parent New York Life Insurance Company, remain committed to helping you plan for the future. Our core values of financial strength, integrity and humanity, which have guided us through the economic ups and downs for more than a century and a half, continue to form the foundation of all of our actions. We have never failed to meet any of our obligations -- that's our number one priority

NYLIAC variable policies can help you with your long-term financial goals. They offer a variety of investment divisions(1) and features to assist you in developing a diversified and disciplined investment strategy to help you meet your objectives.

This Semi-Annual Report is an excellent source of information on the investment allocations available within your policy. It provides performance data and separate account financial statements, along with portfolio manager commentaries and individual portfolio holdings for each of the investment divisions in your policy. I encourage you to get in touch with your registered representative to discuss your policy. He or she can explain the options available to you to help protect your financial future.

We know there are other companies that offer similar products. We appreciate the trust you've placed in us.

Sincerely,

-s- Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

(1) The investment divisions offered through the NYLIAC Pinnacle Variable Universal Life and Pinnacle Survivorship Variable Universal Life insurance policies are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

                                        3
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                                        4

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1):
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2003(2)

--------------------------------------------------------------------------------

                                                 INCEPTION      YEAR TO       ONE        THREE       FIVE        TEN      SINCE
INVESTMENT DIVISIONS(3)                           DATE(4)        DATE         YEAR       YEARS       YEARS      YEARS   INCEPTION
MainStay VP Bond--Initial Class                   01/23/84        4.09%       11.95%       9.88%     7.08%      6.83%      9.29 %
MainStay VP Capital Appreciation--Initial
 Class                                            01/29/93       10.49%       (6.15)%    (19.99)%    (5.27)%    6.79%      7.29 %
MainStay VP Cash Management -- Current
 yield as of June 30, 2003 is 0.66%.(5)           01/29/93        0.37%        0.96%       2.90%     3.79%      4.25%      4.18 %
MainStay VP Convertible--Initial Class            10/01/96        9.46%        6.97%      (4.04)%    5.11%        NA       7.86 %
MainStay VP Government--Initial Class             01/29/93        2.72%        9.11%       8.94%     6.79%      6.59%      6.67 %
MainStay VP Growth Equity--Initial Class          01/23/84        9.43%       (5.00)%    (13.40)%    (1.22)%    9.16%     10.34 %
MainStay VP High Yield Corporate
 Bond--Initial Class                              05/01/95       20.93%       23.36%       6.13%     6.01%        NA       9.23 %
MainStay VP Indexed Equity--Initial Class         01/29/93       11.58%        0.17%     (11.34)%    (1.80)%    9.67%      9.64 %
MainStay VP Total Return--Initial Class           01/29/93        8.84%        2.70%      (8.71)%    0.34%      7.31%      7.66 %
MainStay VP Value--Initial Class                  05/01/95        7.92%       (9.09)%      0.68%     (0.69)%      NA       7.32 %
MainStay VP American Century Income &
 Growth--Initial Class                            05/01/98       11.57%        0.21%      (8.72)%    (1.39)%      NA      (1.08)%
MainStay VP Dreyfus Large Company
 Value--Initial Class                             05/01/98        9.86%       (4.35)%      3.77%     (0.62)%      NA      (1.05)%
MainStay VP Eagle Asset Management Growth
 Equity--Initial Class                            05/01/98       13.08%       (1.66)%    (18.49)%    2.16%        NA       3.42 %
Alger American Leveraged AllCap--Class O
 Shares                                           01/25/95       20.48%       (0.44)%    (19.64)%    2.40%        NA      15.24 %
Alger American Small Capitalization--Class
 O Shares                                         09/21/88       15.40%       (0.70)%    (24.12)%    (8.57)%    2.97%      9.26 %
American Century VP International--Class II       08/15/01        4.99%      (12.58)%        NA        NA         NA     (13.10 %
American Century VP Value--Class II               08/14/01        9.27%       (0.79)%        NA        NA         NA      (0.76)%
Dreyfus IP Technology Growth--Initial
 Shares                                           08/31/99       24.87%        5.90%     (31.13)%      NA         NA     (13.46)%
Dreyfus VIF Developing Leaders--Initial
 Shares                                           08/31/90       11.09%       (7.49)%     (5.90)%    1.41%      11.67%    24.41 %
Fidelity(R) VIP Contrafund(R)--Initial
 Class                                            01/03/95        9.58%        0.12%      (6.22)%    2.40%        NA      12.72 %
Fidelity(R) VIP Equity-Income--Initial
 Class                                            10/09/86       10.71%       (2.03)%     (0.89)%    0.35%      9.74%     10.39 %
Fidelity(R) VIP Growth--Initial Class             10/09/86       13.46%       (1.79)%    (17.91)%    (1.32)%    8.62%     10.91 %
Fidelity(R) VIP Index 500--Initial Class          08/27/92       11.68%        0.14%     (11.37)%    (1.83)%    9.75%     10.03 %
Fidelity(R) VIP Investment Grade
 Bond--Initial Class                              12/05/88        4.66%       11.94%      10.31%     7.63%      7.04%      8.05 %
Fidelity(R) VIP Mid-Cap--Initial Class            12/28/98        8.91%       (0.52)%      0.89%       NA         NA      16.01 %
Fidelity(R) VIP Overseas--Initial Class           01/28/87       10.35%       (9.78)%    (16.08)%    (4.90)%    3.89%      4.74 %
Janus Aspen Series Balanced--Institutional
 Shares                                           09/13/93        6.29%        2.71%      (2.75)%    6.07%        NA      11.94 %
Janus Aspen Series Mid Cap
 Growth--Institutional Shares                     09/13/93       16.22%        3.72%     (30.17)%    (2.25)%      NA       8.52 %
Janus Aspen Series Worldwide
 Growth--Institutional Shares                     09/13/93        6.63%       (8.66)%    (20.15)%    (2.81)%      NA      10.57 %
MFS(R) Investors Trust Series--Initial
 Class                                            10/09/95        8.92%       (2.00)%    (10.43)%    (4.08)%      NA       6.48 %
MFS(R) New Discovery Series--Initial Class        05/01/98       12.74%       (4.85)%    (12.83)%    5.18%        NA       4.76 %
MFS(R) Research Series--Initial Class             07/26/95       10.79%       (2.11)%    (16.16)%    (4.20)%      NA       5.77 %
MFS(R) Utilities Series--Initial Class            01/03/95       21.07%       16.89%      (9.92)%    0.99%        NA      11.14 %
Neuberger Berman AMT Mid-Cap Growth               11/03/97       12.20%       (4.28)%    (21.15)%    (1.23)%      NA       5.98 %
T. Rowe Price Equity Income Portfolio             03/31/94        9.65%       (1.16)%      3.96%     3.06%        NA      11.56 %
T. Rowe Price Limited-Term Bond Portfolio         05/13/94        3.87%        7.61%       7.99%     6.37%        NA       6.28 %
Van Eck Worldwide Hard Assets                     09/01/89        6.64%       (5.23)%     (0.18)%    (0.08)%    1.91%      3.06 %
Van Kampen UIF Emerging Markets Debt--Class
 I                                                06/16/97       17.54%       28.19%      13.91%     8.69%        NA       6.59 %
Van Kampen UIF Emerging Markets
 Equity--Class I                                  10/01/96       11.75%       (0.74)%    (15.15)%    0.29%        NA      (2.49)%
Van Kampen UIF U.S. Real Estate--Class I          03/03/97       14.03%        2.45%      11.60%     8.17%        NA       8.39 %
---------------------------------------------------------------------------------------------------------------------------------

(1) Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charges, monthly contract charge, per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown. The advisors to some of the Investment Divisions have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(2) The values shown are unaudited.

(3) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(4) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the Portfolio's earnings than the total return figures shown.

NYLIAC PINNACLE VUL POLICY VALUES(1):
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2003
$5,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                             INCEPTION  PAST ONE   PAST THREE   PAST FIVE   PAST TEN      SINCE
INVESTMENT DIVISIONS                                           DATE       YEAR       YEARS        YEARS       YEARS     INCEPTION
MainStay VP Bond--Initial Class                               01/23/84   38,635     180,013      337,915    1,005,356   3,296,261
MainStay VP Capital Appreciation--Initial Class               01/29/93   31,256     108,742      181,457      687,222     791,210
MainStay VP Cash Management                                   01/29/93   34,510     154,551      287,065      823,859     927,781
MainStay VP Convertible--Initial Class                        10/01/96   36,413     146,518      275,593           NA     525,236
MainStay VP Government--Initial Class                         01/29/93   37,608     176,014      331,290      984,867   1,089,511
MainStay VP Growth Equity--Initial Class                      01/23/84   31,718     118,171      208,846      826,673   3,917,336
MainStay VP High Yield Corporate Bond--Initial Class          05/01/95   42,322     184,209      328,375           NA     809,458
MainStay VP Indexed Equity--Initial Class                     01/29/93   33,607     125,749      215,035      853,961     986,186
MainStay VP Total Return--Initial Class                       01/29/93   34,796     134,625      236,283      820,616     926,754
MainStay VP Value--Initial Class                              05/01/95   30,084     133,913      242,089           NA     627,162
MainStay VP American Century Income & Growth--Initial Class   05/01/98   33,599     130,226      224,077           NA     318,729
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/98   31,908     131,298      232,938           NA     321,632
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                       05/01/98   32,898     115,096      217,037           NA     321,395
Alger American Leveraged AllCap--Class O Shares               05/01/98   33,210     114,361      206,563           NA     720,407
Alger American Small Capitalization--Class O Shares           09/20/88   33,100     111,369      173,869      545,269   1,295,702
American Century VP International--Class II                   08/15/01   28,789          NA           NA           NA      84,498
American Century VP Value--Class II                           08/14/01   33,264          NA           NA           NA      97,507
Dreyfus IP Technology Growth--Initial Shares                  08/31/99   35,296     106,637           NA           NA     157,825
Dreyfus VIF Developing Leaders--Initial Shares                08/31/90   30,586     129,573      244,223      874,940   2,444,893
Fidelity(R) VIP Contrafund(R)--Initial Class                  01/03/95   33,683     139,284      248,486           NA     768,654
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/86   32,701     138,229      245,470      689,490   2,924,992
Fidelity(R) VIP Growth--Initial Class                         10/09/86   32,777     113,366      198,224      791,037   2,786,538
Fidelity(R) VIP Index 500--Initial Class                      08/27/92   33,590     125,605      214,839      854,696   1,052,300
Fidelity(R) VIP Investment Grade Bond--Initial Class          12/05/88   38,608     181,154      342,375    1,021,868   1,889,065
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/98   33,387     149,222           NA           NA     319,476
Fidelity(R) VIP Overseas--Initial Class                       01/28/87   29,677     112,292      194,158      607,829   1,540,000
Janus Aspen Series Balanced--Institutional Shares             09/13/93   34,910     145,813      273,796           NA   1,077,004
Janus Aspen Series Mid Cap Growth--Institutional Shares       09/13/93   34,844     106,384      179,638           NA     721,000
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93   30,308     106,970      192,301           NA     832,366
MFS(R) Investors Trust Series--Initial Class                  10/09/95   32,882     124,800      209,887           NA     514,202
MFS(R) New Discovery Series--Initial Class                    05/01/98   31,595     116,522      235,553      235,553     339,536
MFS(R) Research Series--Initial Class                         07/26/95   32,751     116,642      198,159           NA     481,938
MFS(R) Utilities Series--Initial Class                        01/03/95   39,685     134,832      240,191           NA     712,932
Neuberger Berman AMT Mid-Cap Growth                           11/03/97   31,885     107,307      197,692           NA     313,293
T. Rowe Price Equity Income Portfolio                         03/31/94   33,086     148,125      270,744           NA     952,109
T. Rowe Price Limited-Term Bond Portfolio                     05/13/94   36,808     170,643      321,266           NA     903,886
Van Eck Worldwide Hard Assets                                 09/01/89   31,506     141,256      257,188      677,813   1,141,002
Van Kampen UIF Emerging Markets Debt--Class I                 06/16/97   44,359     203,454      392,099           NA     508,228
Van Kampen UIF Emerging Markets Equity--Class I               10/01/96   33,173     131,187      225,677           NA     446,300
Van Kampen UIF U.S. Real Estate--Class I                      03/03/97   34,424     171,882      337,089           NA     593,194
---------------------------------------------------------------------------------------------------------------------------------

(1) The NYLIAC Pinnacle VUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending June 30, 2003. The illustration assumes a $100,000 annual premium is allocated to each individual Investment Division. It also assumes the insured is a 50 year-old male preferred risk class, a level death benefit option with a policy face amount of $5,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration that will reflect all applicable charges and expenses.

NYLIAC PINNACLE SVUL POLICY VALUES(1):
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH DECEMBER 31, 2002
$10,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                             INCEPTION  PAST ONE   PAST THREE   PAST FIVE   PAST TEN      SINCE
INVESTMENT DIVISIONS                                           DATE       YEAR       YEARS        YEARS       YEARS     INCEPTION
MainStay VP Bond--Initial Class                               01/23/84  149,993     549,769       990,447   2,567,364   8,317,457
MainStay VP Capital Appreciation--Initial Class               01/29/93  124,826     330,811       543,188   1,817,522   2,055,489
MainStay VP Cash Management                                   01/29/93  134,999     472,888       844,716   2,098,514   2,325,372
MainStay VP Convertible--Initial Class                        10/01/96  142,904     446,147       818,717      NA       1,399,630
MainStay VP Government--Initial Class                         01/29/93  146,161     537,688       971,574   2,515,187   2,748,414
MainStay VP Growth Equity--Initial Class                      01/23/84  126,418     361,642       625,814   2,193,863   9,739,382
MainStay VP High Yield Corporate Bond--Initial Class          05/01/95  165,073     559,450       966,450      NA       2,080,113
MainStay VP Indexed Equity--Initial Class                     01/29/93  133,440     363,806       642,112   2,268,586   2,570,175
MainStay VP Total Return--Initial Class                       01/29/93  137,080     408,718       701,694   2,142,811   2,385,197
MainStay VP Value--Initial Class                              05/01/95  120,756     417,082       718,097      NA       1,618,586
MainStay VP American Century Income & Growth--Initial Class   05/01/98  133,472     398,538       667,947      NA         859,535
MainStay VP Dreyfus Large Company Value--Initial Class        05/01/98  127,269     405,658       692,639      NA         869,243
MainStay VP Eagle Asset Management Growth Equity--Initial
  Class                                                       05/01/98  130,917     349,492       652,996      NA         870,475
Alger American Leveraged AllCap--Class O Shares               05/01/98  132,478     347,308       625,280      NA       1,945,085
Alger American Small Capitalization--Class O Shares           09/20/88  132,097     337,349       521,388   1,425,566   3,354,058
American Century VP International--Class II                   08/15/01  115,947       NA           NA          NA         264,589
American Century VP Value--Class II                           08/14/01  132,137       NA           NA          NA         306,610
Dreyfus IP Technology Growth--Initial Shares                  08/31/99  140,882     320,709        NA          NA         462,013
Dreyfus VIF Developing Leaders--Initial Shares                08/31/90  122,865     400,167       730,897   2,322,102   6,778,085
Fidelity(R) VIP Contrafund(R)--Initial Class                  01/03/95  133,438     425,069       741,246      NA       2,029,221
Fidelity(R) VIP Equity-Income--Initial Class                  10/09/86  130,361     427,816       730,377   2,343,174   7,329,443
Fidelity(R) VIP Growth--Initial Class                         10/09/86  130,670     345,522       596,165   2,099,334   7,032,911
Fidelity(R) VIP Index 500--Initial Class                      08/27/92  133,393     383,470       641,616   2,271,293   2,750,309
Fidelity(R) VIP Investment Grade Bond--Initial Class          12/05/88  149,972     553,718     1,004,513   2,610,059   4,733,619
Fidelity(R) VIP Mid-Cap--Initial Class                        12/28/98  132,528     458,642        NA          NA         943,067
Fidelity(R) VIP Overseas--Initial Class                       01/28/87  119,702     345,502       580,685   1,586,233   3,852,802
Janus Aspen Series Balanced--Institutional Shares             09/13/93  137,183     444,572       814,630      NA       2,812,883
Janus Aspen Series Mid Cap Growth--Institutional Shares       09/13/93  138,200     320,365       543,181      NA        1,87,855
Janus Aspen Series Worldwide Growth--Institutional Shares     09/13/93  121,381     326,771       576,671      NA       2,183,459
MFS(R) Investors Trust Series--Initial Class                  10/09/95  130,541     381,457       624,043      NA       1,348,131
MFS(R) New Discovery Series--Initial Class                    05/01/98  126,470     358,645       712,216      NA         926,583
MFS(R) Research Series--Initial Class                         07/26/95  130,330     355,429       591,950      NA       1,279,720
MFS(R) Utilities Series--Initial Class                        01/03/95  156,106     410,428       714,318      NA       1,878,599
Neuberger Berman AMT Mid-Cap Growth                           11/03/97  127,318     327,610       594,851      NA         856,152
T. Rowe Price Equity Income Portfolio                         03/31/94  131,606     459,330       803,643      NA       2,463,218
T. Rowe Price Limited-Term Bond Portfolio                     05/13/94  143,490     522,352       943,719      NA       2,278,154
Van Eck Worldwide Hard Assets                                 09/01/89  126,007     437,968       763,965   1,718,175   2,874,709
Van Kampen UIF Emerging Markets Debt--Class I                 06/16/97  171,860     620,349     1,146,743      NA       1,414,916
Van Kampen UIF Emerging Markets Equity--Class I               10/01/96  132,133     397,640       678,941      NA       1,146,153
Van Kampen UIF U.S. Real Estate--Class I                      03/03/97  136,529     534,446       999,493      NA       1,582,487
---------------------------------------------------------------------------------------------------------------------------------

(1) The NYLIAC Pinnacle SVUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending June 30, 2003. The policy values assume a $100,000 annual premium that is allocated to each individual Investment Division. It also assumes the insureds are a 50 year-old male preferred risk class and a 50 year-old female preferred risk class, a level death benefit option with a policy face amount of $10,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values reflect the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete charges and expenses under the policy, age, sex, and underwriting classification of the insured(s).

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003
(Unaudited)


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 25,120,175     $186,090,785     $ 37,614,266

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         33,256          277,746           46,187
    Administrative charges..............................          3,804           38,340            4,839
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,083,115     $185,774,699     $ 37,563,240
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 15,225,825     $147,100,313     $ 19,589,766
    Group 2 Policies....................................      8,417,953       37,574,379       13,950,732
    Group 3 Policies....................................        285,344          104,088        1,912,777
    Group 4 Policies....................................      1,153,993          995,919        2,109,965
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,083,115     $185,774,699     $ 37,563,240
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.25     $      16.55     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.45     $       6.24     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.44     $       7.87     $       1.03
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.15     $       8.83     $       1.01
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 23,592,311     $229,036,682     $ 37,615,201
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $ 21,221,132     $ 12,507,536     $ 21,879,996     $ 73,756,898      $ 55,627,248      $163,649,911     $  9,039,103

           27,121           16,636           29,384          106,467            77,736           235,707           13,653
            2,009            1,968            3,441           13,366             9,974            29,727            1,787
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 21,192,002     $ 12,488,932     $ 21,847,171     $ 73,637,065      $ 55,539,538      $163,384,477     $  9,023,663
     ============     ============     ============     ============      ============      ============     ============
     $  8,042,691     $  3,121,439     $ 13,497,917     $ 51,785,547      $ 38,596,974      $114,182,639     $  6,570,445
       12,036,165        3,930,731        7,001,708       20,788,942        14,521,196        45,177,769        2,262,196
          160,249               --          121,245           92,248           370,765           132,025               --
          952,897          969,713        1,226,301          970,328         2,050,603         3,892,044          191,022
               --        4,467,049               --               --                --                --               --
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $ 21,192,002     $ 12,488,932     $ 21,847,171     $ 73,637,065      $ 55,539,538      $163,384,477     $  9,023,663
     ============     ============     ============     ============      ============      ============     ============
     $      15.79     $       8.93     $      17.38     $      21.29      $      19.44      $      23.81     $      13.61
     ============     ============     ============     ============      ============      ============     ============
     $      11.07     $       8.97     $      13.33     $       8.00      $      12.40      $       7.79     $       8.35
     ============     ============     ============     ============      ============      ============     ============
     $      10.36     $         --     $      11.17     $       8.00      $      12.42      $       8.75     $         --
     ============     ============     ============     ============      ============      ============     ============
     $      10.45     $       9.01     $      10.96     $       9.15      $      11.85      $       9.53     $      10.05
     ============     ============     ============     ============      ============      ============     ============
     $ 22,415,383     $ 13,097,932     $ 21,020,772     $105,838,813      $ 57,714,735      $180,987,824     $  8,452,083
     ============     ============     ============     ============      ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          MID CAP         SMALL CAP
                                                              CORE--          GROWTH--         GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  6,577,961     $  7,327,861     $  8,447,136

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          9,514            9,613           11,321
    Administrative charges..............................          1,391            1,228            1,405
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,567,056     $  7,317,020     $  8,434,410
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    887,814     $    950,192     $  1,441,464
    Group 2 Policies....................................        945,600        1,988,236        2,484,831
    Group 3 Policies....................................             --               --               --
    Group 4 Policies....................................        186,026          494,971          502,688
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...      4,547,616        3,883,621        4,005,427
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,567,056     $  7,317,020     $  8,434,410
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $       9.10     $       7.77     $       8.01
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $       9.19     $       8.07     $       8.22
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $         --     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $       9.66     $       9.03     $       9.45
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,863,194     $  8,287,621     $  9,082,055
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET         ALGER              ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT         AMERICAN           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH          LEVERAGED            SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
    $ 49,744,999    $ 47,243,218    $  3,844,948    $  4,027,590    $ 12,952,193      $      6,945       $ 19,227,635

          73,310          67,644           4,506           5,002          16,535                --             26,270
          10,186           8,975             222             226             669                --              2,774
    ------------    ------------    ------------    ------------    ------------      ------------       ------------
    $ 49,661,503    $ 47,166,599    $  3,840,220    $  4,022,362    $ 12,934,989      $      6,945       $ 19,198,591
    ============    ============    ============    ============    ============      ============       ============
    $ 39,409,688    $ 34,389,638    $    857,865    $    910,728    $  2,566,878      $         --       $ 10,887,996
       9,644,578      10,954,168       2,508,595       2,928,147       9,887,658                --          7,694,714
           2,418         603,305         301,019          15,139          91,561             6,945            476,418
         604,819       1,219,488         172,741         168,348         388,892                --            139,463
              --              --              --              --              --                --                 --
    ------------    ------------    ------------    ------------    ------------      ------------       ------------
    $ 49,661,503    $ 47,166,599    $  3,840,220    $  4,022,362    $ 12,934,989      $      6,945       $ 19,198,591
    ============    ============    ============    ============    ============      ============       ============
    $      17.88    $      16.82    $       7.59    $       8.24    $       6.16      $         --       $       7.44
    ============    ============    ============    ============    ============      ============       ============
    $       8.72    $      10.03    $       7.88    $       8.76    $       8.33      $         --       $       5.61
    ============    ============    ============    ============    ============      ============       ============
    $       9.30    $       8.57    $       9.12    $       9.07    $       8.21      $      10.66       $       8.77
    ============    ============    ============    ============    ============      ============       ============
    $       9.86    $       8.74    $       9.66    $       9.13    $       9.30      $         --       $       9.54
    ============    ============    ============    ============    ============      ============       ============
    $ 58,490,456    $ 54,907,508    $  4,120,977    $  4,409,309    $ 15,404,189      $      6,328       $ 20,148,897
    ============    ============    ============    ============    ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)


                                                              AMERICAN           AMERICAN
                                                             CENTURY VP         CENTURY VP          CALVERT
                                                          INTERNATIONAL--        VALUE--             SOCIAL
                                                              CLASS II           CLASS II           BALANCED
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $        856       $    131,779       $  2,949,767

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................              --                 --              3,890
    Administrative charges..............................              --                 --                331
                                                            ------------       ------------       ------------
      Total net assets..................................    $        856       $    131,779       $  2,945,546
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $         --       $         --       $  1,313,396
    Group 2 Policies....................................              --                 --          1,509,273
    Group 3 Policies....................................             856            131,779                 --
    Group 4 Policies....................................              --                 --            122,877
                                                            ------------       ------------       ------------
      Total net assets..................................    $        856       $    131,779       $  2,945,546
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $         --       $         --       $      12.87
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $         --       $         --       $       9.10
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $      10.11       $      10.76       $         --
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $         --       $         --       $      10.15
                                                            ============       ============       ============
Identified Cost of Investment...........................    $        805       $    132,312       $  3,277,680
                                                            ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                              FIDELITY(R)                                              VIP
       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP          FIDELITY(R)       FIDELITY(R)       INVESTMENT
       TECHNOLOGY         DEVELOPING            VIP             EQUITY-            VIP               VIP              GRADE
        GROWTH--          LEADERS--       CONTRAFUND(R)--      INCOME--         GROWTH--         INDEX 500--         BOND--
     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
      $  1,878,941       $    109,642       $ 74,366,545     $ 29,185,985     $    173,255      $    145,239      $     27,859

             2,045                 --            104,260           40,932               --                --                --
               128                 --             12,404            4,760               --                --                --
      ------------       ------------       ------------     ------------     ------------      ------------      ------------
      $  1,876,768       $    109,642       $ 74,249,881     $ 29,140,293     $    173,255      $    145,239      $     27,859
      ============       ============       ============     ============     ============      ============      ============
      $    520,263       $         --       $ 48,858,258     $ 18,171,117     $         --      $         --      $         --
         1,092,622                 --         23,883,337        9,760,733               --                --                --
            37,221            109,642            188,106          522,072          173,255           145,239            27,859
           226,662                 --          1,320,180          686,371               --                --                --
      ------------       ------------       ------------     ------------     ------------      ------------      ------------
      $  1,876,768       $    109,642       $ 74,249,881     $ 29,140,293     $    173,255      $    145,239      $     27,859
      ============       ============       ============     ============     ============      ============      ============
      $       7.32       $         --       $      16.21     $      14.29     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $       7.57       $         --       $       9.47     $       9.85     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $       9.52       $      10.76       $       9.79     $       9.49     $       7.73      $       8.47      $      10.65
      ============       ============       ============     ============     ============      ============      ============
      $       9.58       $         --       $       9.78     $       9.42     $         --      $         --      $         --
      ============       ============       ============     ============     ============      ============      ============
      $  1,778,388       $     97,884       $ 84,655,195     $ 33,153,931     $    172,406      $    140,121      $     27,548
      ============       ============       ============     ============     ============      ============      ============


       FIDELITY(R)
           VIP
        MID CAP--
      INITIAL CLASS
     ---------------
      $    433,282
                --
                --
      ------------
      $    433,282
      ============
      $         --
                --
           433,282
                --
      ------------
      $    433,282
      ============
      $         --
      ============
      $         --
      ============
      $      10.13
      ============
      $         --
      ============
      $    425,605
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2003
(Unaudited)

                                                                              JANUS ASPEN
                                                                                SERIES          JANUS ASPEN
                                                            FIDELITY(R)         MID CAP           SERIES
                                                                VIP            GROWTH--         BALANCED--
                                                            OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
                                                           INITIAL CLASS        SHARES            SHARES
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    163,275      $      2,664      $ 84,883,908

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --           114,023
    Administrative charges..............................             --                --            10,235
                                                           ------------      ------------      ------------
      Total net assets..................................   $    163,275      $      2,664      $ 84,759,650
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --      $ 40,519,329
    Group 2 Policies....................................             --                --        41,983,502
    Group 3 Policies....................................        163,275             2,664           168,717
    Group 4 Policies....................................             --                --         2,088,102
                                                           ------------      ------------      ------------
      Total net assets..................................   $    163,275      $      2,664      $ 84,759,650
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $         --      $      18.67
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $         --      $      10.53
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $       8.69      $       8.95      $       9.99
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $         --      $      10.06
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    139,624      $      2,312      $ 92,665,455
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      JANUS ASPEN                                                                                                 VAN KAMPEN
        SERIES            MFS(R)                             NEUBERGER          T. ROWE           T. ROWE             UIF
       WORLDWIDE         INVESTORS          MFS(R)            BERMAN             PRICE             PRICE           EMERGING
       GROWTH--            TRUST           UTILITIES            AMT             EQUITY           LIMITED-           MARKETS
     INSTITUTIONAL       SERIES--          SERIES--           MID-CAP           INCOME           TERM BOND          DEBT--
        SHARES         INITIAL CLASS     INITIAL CLASS        GROWTH           PORTFOLIO         PORTFOLIO          CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
     $ 78,787,981      $     49,383      $      3,456      $     10,101      $ 15,239,071      $    169,354      $     17,330

          111,071                --                --                --            18,287                --                --
           11,604                --                --                --             1,130                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 78,665,306      $     49,383      $      3,456      $     10,101      $ 15,219,654      $    169,354      $     17,330
     ============      ============      ============      ============      ============      ============      ============
     $ 44,891,188      $         --      $         --      $         --      $  4,505,402      $         --      $         --
       32,828,140                --                --                --         9,193,156                --                --
          113,481            49,383             3,456            10,101           734,187           169,354            17,330
          832,497                --                --                --           786,909                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 78,665,306      $     49,383      $      3,456      $     10,101      $ 15,219,654      $    169,354      $     17,330
     ============      ============      ============      ============      ============      ============      ============
     $      13.23      $         --      $         --      $         --      $      10.41      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       7.20      $         --      $         --      $         --      $      10.51      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       8.14      $       8.58      $      11.47      $       9.13      $       9.45      $      10.48      $      10.06
     ============      ============      ============      ============      ============      ============      ============
     $       8.73      $         --      $         --      $         --      $       9.50      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $126,923,120      $     58,133      $      3,074      $      9,879      $ 15,436,171      $    168,877      $     17,226
     ============      ============      ============      ============      ============      ============      ============

       VAN KAMPEN
           UIF
        EMERGING         VAN KAMPEN
         MARKETS          UIF U.S.
        EQUITY--        REAL ESTATE--
         CLASS I           CLASS I
     ---------------------------------
      $ 11,300,276      $         46
            16,078                --
             1,774                --
      ------------      ------------
      $ 11,282,424      $         46
      ============      ============
      $  6,877,378      $         --
         4,274,200                --
             1,624                46
           129,222                --
      ------------      ------------
      $ 11,282,424      $         46
      ============      ============
      $       8.24      $         --
      ============      ============
      $       8.45      $         --
      ============      ============
      $       9.02      $       9.95
      ============      ============
      $       9.27      $         --
      ============      ============
      $ 11,552,598      $         47
      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2003
(Unaudited)


                                                          MAINSTAY VP                                        MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP         EQUITY
                                            BOND--       APPRECIATION--        CASH        CONVERTIBLE--       INCOME--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $      36,636    $     150,272    $      13,942    $          --
 Mortality and expense risk charges....       (62,864)        (485,009)         (96,762)         (48,778)         (28,903)
 Administrative charges................        (7,262)         (67,163)         (10,385)          (3,631)          (3,448)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (70,126)        (515,536)          43,125          (38,467)         (32,351)
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,129,552        2,629,848       37,114,501          615,997          712,004
 Cost of investments sold..............    (1,061,249)      (3,688,980)     (37,114,616)        (780,200)        (793,536)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................        68,303       (1,059,132)            (115)        (164,203)         (81,532)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       886,504       18,523,364             (856)       1,897,853          910,178
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....       954,807       17,464,232             (971)       1,733,650          828,646
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $     884,681    $  16,948,696    $      42,154    $   1,695,183    $     796,295
                                        =============    =============    =============    =============    =============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           MID CAP         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           GROWTH--         GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income....................... $          --    $          --    $      12,017    $      14,720    $          --
 Mortality and expense risk charges....       (15,334)         (18,314)        (132,770)        (119,100)          (7,689)
 Administrative charges................        (1,995)          (2,311)         (18,529)         (15,901)            (381)
                                        -------------    -------------    -------------    -------------    -------------
     Net investment income (loss)......       (17,329)         (20,625)        (139,282)        (120,281)          (8,070)
                                        -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        83,361          159,313        1,588,726        1,252,763           61,322
 Cost of investments sold..............      (110,275)        (212,054)      (1,745,739)      (1,729,893)         (87,411)
                                        -------------    -------------    -------------    -------------    -------------
     Net realized gain (loss) on
       investments.....................       (26,914)         (52,741)        (157,013)        (477,130)         (26,089)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     1,200,417        1,152,419        4,166,069        3,902,594          414,036
                                        -------------    -------------    -------------    -------------    -------------
     Net gain (loss) on investments....     1,173,503        1,099,678        4,009,056        3,425,464          387,947
                                        -------------    -------------    -------------    -------------    -------------
       Net increase (decrease) in net
        assets resulting from
        operations..................... $   1,156,174    $   1,079,053    $   3,869,774    $   3,305,183    $     379,877
                                        =============    =============    =============    =============    =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

(c) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP
                      MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
     GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
    $       5,363    $       8,202    $      55,567    $      10,343    $          --    $          --
          (56,236)        (187,925)        (132,857)        (405,260)         (23,179)         (16,535)
           (6,680)         (23,686)         (17,164)         (51,377)          (3,053)          (2,434)
    -------------    -------------    -------------    -------------    -------------    -------------
          (57,553)        (203,409)         (94,454)        (446,294)         (26,232)         (18,969)
    -------------    -------------    -------------    -------------    -------------    -------------
        2,509,134        1,774,352        1,796,618        3,210,009       12,322,327          115,176
       (2,262,716)      (3,283,239)      (2,475,583)      (4,043,851)     (12,131,863)        (133,458)
    -------------    -------------    -------------    -------------    -------------    -------------
          246,418       (1,508,887)        (678,965)        (833,842)         190,464          (18,282)
               --               --               --               --               --               --
          326,634        7,783,537        9,856,590       17,437,091          672,814          742,115
    -------------    -------------    -------------    -------------    -------------    -------------
          573,052        6,274,650        9,177,625       16,603,249          863,278          723,833
    -------------    -------------    -------------    -------------    -------------    -------------
    $     515,499    $   6,071,241    $   9,083,171    $  16,156,955    $     837,046    $     704,864
    =============    =============    =============    =============    =============    =============

     MAINSTAY VP      MAINSTAY VP
       DREYFUS        EAGLE ASSET            ALGER               ALGER
        LARGE          MANAGEMENT          AMERICAN             AMERICAN          AMERICAN          AMERICAN
       COMPANY           GROWTH            LEVERAGED             SMALL           CENTURY VP        CENTURY VP
       VALUE--          EQUITY--           ALL CAP--        CAPITALIZATION--   INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS      CLASS O SHARES       CLASS O SHARES       CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------
    $         671    $       1,934       $          --       $          --      $           3    $          19
           (8,635)         (28,155)                 --             (44,406)                --               --
             (399)          (1,155)                 --              (4,699)                --               --
    -------------    -------------       -------------       -------------      -------------    -------------
           (8,363)         (27,376)                 --             (49,105)                 3               19
    -------------    -------------       -------------       -------------      -------------    -------------
          229,192          440,384                 696             455,738                 --              116
         (318,677)        (807,026)               (721)           (580,078)                --             (110)
    -------------    -------------       -------------       -------------      -------------    -------------
          (89,485)        (366,642)                (25)           (124,340)                --                6
               --               --                  --                  --                 --               --
          428,147        1,797,194               1,256           2,623,068                 55             (517)
    -------------    -------------       -------------       -------------      -------------    -------------
          338,662        1,430,552               1,231           2,498,728                 55             (511)
    -------------    -------------       -------------       -------------      -------------    -------------
    $     330,299    $   1,403,176       $       1,231       $   2,449,623      $          58    $        (492)
    =============    =============       =============       =============      =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
(Unaudited)


                                                                      DREYFUS IP          DREYFUS VIF         FIDELITY(R)
                                                     CALVERT          TECHNOLOGY          DEVELOPING              VIP
                                                     SOCIAL            GROWTH--            LEADERS--        CONTRAFUND(R)--
                                                    BALANCED        INITIAL SHARES     INITIAL SHARES(A)     INITIAL CLASS
                                                 --------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $          --     $          --        $          --       $     323,503
 Mortality and expense risk charges.............         (7,032)           (3,069)                  --            (184,827)
 Administrative charges.........................           (597)             (197)                  --             (22,101)
                                                  -------------     -------------        -------------       -------------
     Net investment income (loss)...............         (7,629)           (3,266)                  --             116,575
                                                  -------------     -------------        -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............        194,442           190,727                1,880           1,432,317
 Cost of investments sold.......................       (277,792)         (257,984)              (1,892)         (2,000,437)
                                                  -------------     -------------        -------------       -------------
     Net realized gain (loss) on investments....        (83,350)          (67,257)                 (12)           (568,120)
 Realized gain distribution received............             --                --                   --                  --
 Change in unrealized appreciation
   (depreciation) on investments................        321,853           384,967               11,758           6,650,235
                                                  -------------     -------------        -------------       -------------
     Net gain (loss) on investments.............        238,503           317,710               11,746           6,082,115
                                                  -------------     -------------        -------------       -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $     230,874     $     314,444        $      11,746       $   6,198,690
                                                  =============     =============        =============       =============

                                                                     JANUS ASPEN
                                                   JANUS ASPEN          SERIES            MFS(R)
                                                     SERIES           WORLDWIDE          INVESTORS            MFS(R)
                                                   BALANCED--          GROWTH--            TRUST            UTILITIES
                                                  INSTITUTIONAL     INSTITUTIONAL        SERIES--            SERIES--
                                                     SHARES             SHARES         INITIAL CLASS     INITIAL CLASS(A)
                                                 -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income................................  $   1,025,007     $     651,842      $         325      $          80
 Mortality and expense risk charges.............       (209,005)         (193,961)                --                 --
 Administrative charges.........................        (18,866)          (20,423)                --                 --
                                                  -------------     -------------      -------------      -------------
     Net investment income (loss)...............        797,136           437,458                325                 80
                                                  -------------     -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments..............      1,720,922         1,305,098              1,050                559
 Cost of investments sold.......................     (1,822,922)       (2,745,031)            (1,339)              (560)
                                                  -------------     -------------      -------------      -------------
     Net realized gain (loss) on investments....       (102,000)       (1,439,933)              (289)                (1)
 Realized gain distribution received............             --                --                 --                 --
 Change in unrealized appreciation
   (depreciation) on investments................      3,971,925         5,748,173              4,009                382
                                                  -------------     -------------      -------------      -------------
     Net gain (loss) on investments.............      3,869,925         4,308,240              3,720                381
                                                  -------------     -------------      -------------      -------------
       Net increase (decrease) in net assets
        resulting from operations...............  $   4,667,061     $   4,745,698      $       4,045      $         461
                                                  =============     =============      =============      =============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.

(b) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.

(c) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                            FIDELITY(R)                                           JANUS ASPEN
      FIDELITY(R)                                               VIP                                                 SERIES
          VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         MID CAP
        EQUITY-             VIP               VIP              GRADE              VIP               VIP            GROWTH--
       INCOME--          GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $     474,225     $         300     $       2,112     $       2,772     $       2,052     $         126     $          --
           (69,501)               --                --                --                --                --                --
            (8,144)               --                --                --                --                --                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           396,580               300             2,112             2,772             2,052               126                --
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           684,495            95,691            64,467            58,083           169,829             2,813                76
          (938,651)         (148,603)          (90,929)          (58,288)         (189,958)           (3,093)              (92)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (254,156)          (52,912)          (26,462)             (205)          (20,129)             (280)              (16)
                --                --                --               975                --                --                --
         2,579,290            48,203            29,227              (552)           40,271            23,870               390
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         2,325,134            (4,709)            2,765               218            20,142            23,590               374
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   2,721,714     $      (4,409)    $       4,877     $       2,990     $      22,194     $      23,716     $         374
     =============     =============     =============     =============     =============     =============     =============

                                                            VAN KAMPEN        VAN KAMPEN
                          T. ROWE           T. ROWE             UIF               UIF
       NEUBERGER           PRICE             PRICE           EMERGING          EMERGING        VAN KAMPEN
        BERMAN            EQUITY           LIMITED-           MARKETS           MARKETS       UIF U.S. REAL
       AMT MID-           INCOME           TERM BOND          DEBT--           EQUITY--         ESTATE--
      CAP GROWTH         PORTFOLIO         PORTFOLIO        CLASS I(B)          CLASS I        CLASS I(C)
    -------------------------------------------------------------------------------------------------------
     $          --     $     105,890     $       2,478     $          --     $          --    $          --
                --           (30,756)               --                --           (27,133)              --
                --            (1,915)               --                --            (2,995)              --
     -------------     -------------     -------------     -------------     -------------    -------------
                --            73,219             2,478                --           (30,128)              --
     -------------     -------------     -------------     -------------     -------------    -------------
               825           378,981            96,283                16           308,416               --
            (1,041)         (445,706)          (94,310)              (16)         (422,524)              --
     -------------     -------------     -------------     -------------     -------------    -------------
              (216)          (66,725)            1,973                --          (114,108)              --
                --                --                --                --                --               --
             1,339         1,292,093               (27)              104         1,312,047               --
     -------------     -------------     -------------     -------------     -------------    -------------
             1,123         1,225,368             1,946               104         1,197,939               --
     -------------     -------------     -------------     -------------     -------------    -------------
     $       1,123     $   1,298,587     $       4,424     $         104     $   1,167,811    $          --
     =============     =============     =============     =============     =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (70,126)  $    795,201   $   (515,536)  $ (1,046,371)
   Net realized gain (loss) on investments......        68,303         16,009     (1,059,132)   (17,909,594)
   Realized gain distribution received..........            --         18,759             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       886,504        757,241     18,523,364    (51,462,147)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       884,681      1,587,210     16,948,696    (70,418,112)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,958,229      5,400,541     26,376,118     60,728,045
   Cost of insurance............................    (1,063,999)    (1,705,342)   (10,263,911)   (22,129,678)
   Policyowners' surrenders.....................      (632,309)      (832,790)    (5,099,304)    (9,122,762)
   Net transfers from (to) Fixed Account........       114,371       (777,493)    (1,733,091)    (5,121,057)
   Transfers between Investment Divisions.......     1,310,733      1,872,307     (2,491,131)    (6,568,982)
   Policyowners' death benefits.................       (50,944)       (37,586)      (140,302)      (271,936)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,636,081      3,919,637      6,648,379     17,513,630
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (890)        (1,734)       (16,481)       102,770
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,519,872      5,505,113     23,580,594    (52,801,712)
NET ASSETS:
   Beginning of period..........................    21,563,243     16,058,130    162,194,105    214,995,817
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 25,083,115   $ 21,563,243   $185,774,699   $162,194,105
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     43,125   $    347,895
   Net realized gain (loss) on investments......          (115)         2,227
   Realized gain distribution received..........            --            356
   Change in unrealized appreciation
     (depreciation) on investments..............          (856)           (53)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        42,154        350,425
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     8,568,346     14,399,746
   Cost of insurance............................    (1,853,793)    (3,686,302)
   Policyowners' surrenders.....................   (15,628,439)   (14,012,219)
   Net transfers from (to) Fixed Account........     7,718,249     (8,283,610)
   Transfers between Investment Divisions.......    (5,049,507)    (3,761,623)
   Policyowners' death benefits.................       (99,345)       (41,353)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (6,344,489)   (15,385,361)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (168)          (788)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (6,302,503)   (15,035,724)
NET ASSETS:
   Beginning of period..........................    43,865,743     58,901,467
                                                  ------------   ------------
   End of period................................  $ 37,563,240   $ 43,865,743
                                                  ============   ============

                                                          MAINSTAY VP
                                                          HIGH YIELD                    MAINSTAY VP
                                                       CORPORATE BOND--              INDEXED EQUITY--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (94,454)  $  4,125,970   $   (446,294)  $  1,049,559
   Net realized gain (loss) on investments......      (678,965)    (1,614,806)      (833,842)    (5,592,175)
   Realized gain distribution received..........            --             --             --        449,921
   Change in unrealized appreciation
     (depreciation) on investments..............     9,856,590     (2,047,603)    17,437,091    (33,398,038)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     9,083,171        463,561     16,156,955    (37,490,733)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,490,019      9,784,242     23,110,065     49,809,832
   Cost of insurance............................    (2,341,181)    (4,056,216)    (7,990,736)   (16,371,136)
   Policyowners' surrenders.....................    (1,099,631)    (1,731,811)    (3,706,318)    (6,626,214)
   Net transfers from (to) Fixed Account........       (88,437)     1,354,861       (625,909)     1,384,493
   Transfers between Investment Divisions.......     2,518,805        989,343       (642,919)    (4,499,690)
   Policyowners' death benefits.................       (74,966)       (83,568)       (97,999)      (163,894)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     4,404,609      6,256,851     10,046,184     23,533,391
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...       (12,412)         1,609        (15,699)        64,675
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    13,475,368      6,722,021     26,187,440    (13,892,667)
NET ASSETS:
   Beginning of period..........................    42,064,170     35,342,149    137,197,037    151,089,704
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 55,539,538   $ 42,064,170   $163,384,477   $137,197,037
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                    INTERNATIONAL EQUITY--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (26,232)  $     60,953
   Net realized gain (loss) on investments......       190,464        (66,155)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       672,814       (245,060)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       837,046       (250,262)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,006,572      1,797,352
   Cost of insurance............................      (390,386)      (714,413)
   Policyowners' surrenders.....................      (140,836)      (274,188)
   Net transfers from (to) Fixed Account........      (139,132)       (11,429)
   Transfers between Investment Divisions.......       228,765        617,580
   Policyowners' death benefits.................          (883)        (4,772)
                                                  ------------   ------------
     Net contributions and (withdrawals)........       564,100      1,410,130
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (794)         1,326
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,400,352      1,161,194
NET ASSETS:
   Beginning of period..........................     7,623,311      6,462,117
                                                  ------------   ------------
   End of period................................  $  9,023,663   $  7,623,311
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           CONVERTIBLE--                EQUITY INCOME--                GOVERNMENT--                 GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (38,467)  $    405,605   $    (32,351)  $     46,118   $    (57,553)  $    461,191   $   (203,409)  $    237,831
        (164,203)      (304,022)       (81,532)      (137,372)       246,418        190,929     (1,508,887)    (2,243,699)
              --             --             --             --             --             --             --             --
       1,897,853     (1,508,947)       910,178     (1,488,949)       326,634        537,329      7,783,537    (18,118,866)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,695,183     (1,407,364)       796,295     (1,580,203)       515,499      1,189,449      6,071,241    (20,124,734)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,016,792      5,869,218      1,453,282      2,250,866      2,400,265      3,009,815      9,963,793     21,948,064
        (938,561)    (1,715,257)      (386,423)      (536,276)      (835,521)    (1,059,878)    (3,600,293)    (7,657,600)
        (393,630)      (621,857)       (93,704)       (87,078)      (824,315)      (563,351)    (1,698,906)    (2,843,775)
          94,313        704,555        160,648        941,302       (556,639)       554,983       (727,830)    (1,759,681)
         382,006        393,604        571,516      2,426,955      1,390,828      6,200,735     (1,120,531)    (1,384,677)
         (37,365)       (18,488)        (8,165)        (4,597)        (7,917)       (26,179)       (62,231)       (65,545)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,123,555      4,611,775      1,697,154      4,991,172      1,566,701      8,116,125      2,754,002      8,236,786
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,679)         2,340           (631)         2,806           (440)        (1,541)        (5,471)        32,278
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,817,059      3,206,751      2,492,818      3,413,775      2,081,760      9,304,033      8,819,772    (11,855,670)
      17,374,943     14,168,192      9,996,114      6,582,339     19,765,411     10,461,378     64,817,293     76,672,963
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 21,192,002   $ 17,374,943   $ 12,488,932   $  9,996,114   $ 21,847,171   $ 19,765,411   $ 73,637,065   $ 64,817,293
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP CORE--               MID CAP GROWTH--             SMALL CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    (18,969)  $    (19,832)  $    (17,329)  $    (34,947)  $    (20,625)  $    (38,567)
         (18,282)       (46,934)       (26,914)       (30,665)       (52,741)      (242,806)
              --             --             --             --             --             --
         742,115       (735,856)     1,200,417     (1,767,219)     1,152,419     (1,577,624)
    ------------   ------------   ------------   ------------   ------------   ------------
         704,864       (802,622)     1,156,174     (1,832,831)     1,079,053     (1,858,997)
    ------------   ------------   ------------   ------------   ------------   ------------
         377,608        633,511        628,542        979,585        901,147      1,264,778
         (98,492)      (134,631)      (157,318)      (223,284)      (220,450)      (315,037)
         (51,845)       (31,303)       (43,333)       (17,619)       (71,336)       (50,822)
          23,837        121,187         85,265        553,613         84,677        447,912
         261,187        570,710        630,678        482,397        533,986      1,149,352
              --           (107)          (383)            --             --           (933)
    ------------   ------------   ------------   ------------   ------------   ------------
         512,295      1,159,367      1,143,451      1,774,692      1,228,024      2,495,250
    ------------   ------------   ------------   ------------   ------------   ------------
            (669)         1,661         (1,209)         2,670         (1,092)         2,714
    ------------   ------------   ------------   ------------   ------------   ------------
       1,216,490        358,406      2,298,416        (55,469)     2,305,985        638,967
       5,350,566      4,992,160      5,018,604      5,074,073      6,128,425      5,489,458
    ------------   ------------   ------------   ------------   ------------   ------------
    $  6,567,056   $  5,350,566   $  7,317,020   $  5,018,604   $  8,434,410   $  6,128,425
    ============   ============   ============   ============   ============   ============

             MAINSTAY VP
           TOTAL RETURN--
            INITIAL CLASS
     ---------------------------
         2003           2002
     ---------------------------
     $   (139,282)  $    906,078
         (157,013)       (76,900)
               --             --
        4,166,069     (9,820,159)
     ------------   ------------
        3,869,774     (8,990,981)
     ------------   ------------
        5,517,687     12,180,978
       (2,533,350)    (5,199,225)
       (1,203,494)    (2,122,899)
         (472,279)      (332,959)
         (340,089)      (708,515)
          (64,207)      (155,717)
     ------------   ------------
          904,268      3,661,663
     ------------   ------------
           (4,088)        13,705
     ------------   ------------
        4,769,954     (5,315,613)
       44,891,549     50,207,162
     ------------   ------------
     $ 49,661,503   $ 44,891,549
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003           2002
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (120,281)  $    378,435   $     (8,070)  $     19,134
   Net realized gain (loss) on investments......      (477,130)      (548,221)       (26,089)      (104,460)
   Realized gain distribution received..........            --         67,665             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,902,594    (10,625,185)       414,036       (500,515)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,305,183    (10,727,306)       379,877       (585,841)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,181,608     13,086,031        602,262      1,168,604
   Cost of insurance............................    (2,301,694)    (4,803,853)      (163,205)      (311,190)
   Policyowners' surrenders.....................    (1,064,696)    (1,700,065)       (46,064)       (81,243)
   Net transfers from (to) Fixed Account........      (224,730)       657,910         12,502        109,651
   Transfers between Investment Divisions.......       (13,032)       923,047        260,538        133,973
   Policyowners' death benefits.................       (75,564)       (50,724)        (1,498)        (6,611)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     2,501,892      8,112,346        664,535      1,013,184
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (2,839)        19,456           (274)           890
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     5,804,236     (2,595,504)     1,044,138        428,233
NET ASSETS:
   Beginning of period..........................    41,362,363     43,957,867      2,796,082      2,367,849
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 47,166,599   $ 41,362,363   $  3,840,220   $  2,796,082
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (8,363)  $      5,275
   Net realized gain (loss) on investments......       (89,485)       (72,036)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       428,147       (751,026)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       330,299       (817,787)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       756,531      1,568,100
   Cost of insurance............................      (187,986)      (382,256)
   Policyowners' surrenders.....................      (132,204)       (68,276)
   Net transfers from (to) Fixed Account........       (36,397)       131,181
   Transfers between Investment Divisions.......       119,651         49,350
   Policyowners' death benefits.................          (184)          (198)
                                                  ------------   ------------
     Net contributions and (withdrawals)........       519,411      1,297,901
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (249)         1,056
                                                  ------------   ------------
       Increase (decrease) in net assets........       849,461        481,170
NET ASSETS:
   Beginning of period..........................     3,172,901      2,691,731
                                                  ------------   ------------
   End of period................................  $  4,022,362   $  3,172,901
                                                  ============   ============

                                                                                                                DREYFUS VIF
                                                                                        DREYFUS IP               DEVELOPING
                                                            CALVERT                 TECHNOLOGY GROWTH--          LEADERS--
                                                        SOCIAL BALANCED               INITIAL SHARES           INITIAL SHARES
                                                  ---------------------------   ---------------------------   ----------------
                                                      2003           2002           2003           2002           2003(F)
                                                  ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (7,629)  $     62,391   $     (3,266)  $     (4,219)    $         --
   Net realized gain (loss) on investments......       (83,350)       (83,753)       (67,257)       (92,583)             (12)
   Realized gain distribution received..........            --             --             --             --               --
   Change in unrealized appreciation
     (depreciation) on investments..............       321,853       (311,974)       384,967       (309,387)          11,758
                                                  ------------   ------------   ------------   ------------     ------------
     Net increase (decrease) in net assets
       resulting from operations................       230,874       (333,336)       314,444       (406,189)          11,746
                                                  ------------   ------------   ------------   ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       370,142        894,339        371,532        542,687              950
   Cost of insurance............................      (131,887)      (262,446)       (94,758)      (127,852)          (1,880)
   Policyowners' surrenders.....................       (77,411)      (146,316)       (40,347)        (8,135)              --
   Net transfers from (to) Fixed Account........       (24,017)        81,549         57,166        242,751            2,604
   Transfers between Investment Divisions.......       (37,468)       193,955        306,775        243,543           96,222
   Policyowners' death benefits.................          (111)          (805)            --            (30)              --
                                                  ------------   ------------   ------------   ------------     ------------
     Net contributions and (withdrawals)........        99,248        760,276        600,368        892,964           97,896
                                                  ------------   ------------   ------------   ------------     ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (198)           493           (239)           445               --
                                                  ------------   ------------   ------------   ------------     ------------
       Increase (decrease) in net assets........       329,924        427,433        914,573        487,220          109,642
NET ASSETS:
   Beginning of period..........................     2,615,622      2,188,189        962,195        474,975               --
                                                  ------------   ------------   ------------   ------------     ------------
   End of period................................  $  2,945,546   $  2,615,622   $  1,876,768   $    962,195     $    109,642
                                                  ============   ============   ============   ============     ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                        24

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MainStay VP
            Eagle Asset                 Alger American                Alger American
         Management Growth            Leveraged All Cap--         Small Capitalization--
       Equity--Initial Class            Class O Shares                Class O Shares
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003         2002(b)          2003           2002
    ---------------------------------------------------------------------------------------
    $    (27,376)  $    (48,605)  $         --   $         --   $    (49,105)  $   (113,025)
        (366,642)      (830,713)           (25)           (31)      (124,340)    (1,963,361)
              --             --             --             --             --             --
       1,797,194     (2,660,979)         1,256           (638)     2,623,068     (3,919,484)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,403,176     (3,540,297)         1,231           (669)     2,449,623     (5,995,870)
    ------------   ------------   ------------   ------------   ------------   ------------
       2,473,562      5,410,260             --             --      2,869,198      6,704,078
        (641,006)    (1,373,670)          (761)          (540)      (881,289)    (1,823,403)
        (256,709)      (530,244)            --             --       (416,516)      (657,407)
         (49,404)       281,501             --           (150)      (166,737)       (96,205)
        (286,312)       (27,818)           277          7,557        337,332        598,816
          (3,592)       (24,385)            --             --        (16,946)        (9,795)
    ------------   ------------   ------------   ------------   ------------   ------------
       1,236,539      3,735,644           (484)         6,867      1,725,042      4,716,084
    ------------   ------------   ------------   ------------   ------------   ------------
          (1,227)         4,650             --             --         (2,746)         9,547
    ------------   ------------   ------------   ------------   ------------   ------------
       2,638,488        199,997            747          6,198      4,171,919     (1,270,239)
      10,296,501     10,096,504          6,198             --     15,026,672     16,296,911
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 12,934,989   $ 10,296,501   $      6,945   $      6,198   $ 19,198,591   $ 15,026,672
    ============   ============   ============   ============   ============   ============

              American                      American
             Century VP                    Century VP
           International--                   Value--
              Class II                      Class II
     ---------------------------   ---------------------------
         2003         2002(d)          2003         2002(c)
     ---------------------------------------------------------
     $          3   $         --   $         19   $         --
               --             --              6              9
               --             --             --             --
               55             (5)          (517)           (16)
     ------------   ------------   ------------   ------------
               58             (5)          (492)            (7)
     ------------   ------------   ------------   ------------
               --             --             31             --
              (70)            (5)          (356)           (18)
               --             --             --             --
              744            134          2,821            492
               --             --        129,308             --
               --             --             --             --
     ------------   ------------   ------------   ------------
              674            129        131,804            474
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
              732            124        131,312            467
              124             --            467             --
     ------------   ------------   ------------   ------------
     $        856   $        124   $    131,779   $        467
     ============   ============   ============   ============

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------
    $    116,575   $     81,983   $    396,580   $    229,117   $        300   $        312
        (568,120)      (702,805)      (254,156)      (374,692)       (52,912)        (1,443)
              --             --             --        522,044             --             --
       6,650,235     (6,121,586)     2,579,290     (5,121,633)        48,203        (43,556)
    ------------   ------------   ------------   ------------   ------------   ------------
       6,198,690     (6,742,408)     2,721,714     (4,745,164)        (4,409)       (44,687)
    ------------   ------------   ------------   ------------   ------------   ------------
       9,770,837     20,803,195      3,632,621      7,880,989             --             --
      (3,486,091)    (7,068,273)    (1,305,597)    (2,618,542)        (1,174)        (4,641)
      (1,529,982)    (2,642,680)      (613,849)    (1,083,320)            --             --
        (567,321)      (186,803)      (107,650)       586,579             --             --
        (113,477)       121,398        732,543        439,784         77,956             79
         (53,395)       (38,722)        (5,471)       (23,119)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       4,020,571     10,988,115      2,332,597      5,182,371         76,782         (4,562)
    ------------   ------------   ------------   ------------   ------------   ------------
          (5,824)        12,598         (2,310)         8,998             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      10,213,437      4,258,305      5,052,001        446,205         72,373        (49,249)
      64,036,444     59,778,139     24,088,292     23,642,087        100,882        150,131
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 74,249,881   $ 64,036,444   $ 29,140,293   $ 24,088,292   $    173,255   $    100,882
    ============   ============   ============   ============   ============   ============

           FIDELITY(R) VIP               FIDELITY(R) VIP
             INDEX 500--                INVESTMENT GRADE
            INITIAL CLASS              BOND--INITIAL CLASS
     ---------------------------   ---------------------------
         2003           2002           2003         2002(e)
     ---------------------------------------------------------
     $      2,112   $      1,178   $      2,772   $         --
          (26,462)        (1,238)          (205)           129
               --             --            975             --
           29,227        (23,160)          (552)           863
     ------------   ------------   ------------   ------------
            4,877        (23,220)         2,990            992
     ------------   ------------   ------------   ------------
            2,883          5,068          8,370             --
           (4,836)        (4,769)        (2,989)          (177)
               --             --             --             --
           48,090             15        (55,094)          (129)
            7,261          7,478         23,188         50,708
               --             --             --             --
     ------------   ------------   ------------   ------------
           53,398          7,792        (26,525)        50,402
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
           58,275        (15,428)       (23,535)        51,394
           86,964        102,392         51,394             --
     ------------   ------------   ------------   ------------
     $    145,239   $     86,964   $     27,859   $     51,394
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2003
and the year ended December 31, 2002
(Unaudited)

                                                        FIDELITY(R) VIP               FIDELITY(R) VIP
                                                           MID CAP--                    OVERSEAS--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2003           2002           2003         2002(A)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,052   $      3,267   $        126   $         --
   Net realized gain (loss) on investments......       (20,129)        (2,354)          (280)           (18)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        40,271        (43,618)        23,870           (219)
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        22,194        (42,705)        23,716           (237)
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        19,770          5,645          1,587             --
   Cost of insurance............................       (23,062)       (19,521)        (2,837)          (130)
   Policyowners' surrenders.....................            --             --             --             --
   Net transfers from (to) Fixed Account........        25,210            424             21             --
   Transfers between Investment Divisions.......        (3,346)       104,713        139,977          1,178
   Policyowners' death benefits.................            --             --             --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        18,572         91,261        138,748          1,048
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --             --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........        40,766         48,556        162,464            811
NET ASSETS:
   Beginning of period..........................       392,516        343,960            811             --
                                                  ------------   ------------   ------------   ------------
   End of period................................  $    433,282   $    392,516   $    163,275   $        811
                                                  ============   ============   ============   ============


                                                      JANUS ASPEN SERIES
                                                       MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2003           2002
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --
   Net realized gain (loss) on investments......           (16)           (62)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............           390           (112)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................           374           (174)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........            --          1,553
   Cost of insurance............................           (75)          (164)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            --              8
   Transfers between Investment Divisions.......            --             --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........           (75)         1,397
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........           299          1,223
NET ASSETS:
   Beginning of period..........................         2,365          1,142
                                                  ------------   ------------
   End of period................................  $      2,664   $      2,365
                                                  ============   ============

                                                                                                               Van Kampen
                                                        T. Rowe Price                 T. Rowe Price           UIF Emerging
                                                        Equity Income               Limited-Term Bond        Markets Debt--
                                                          Portfolio                     Portfolio               Class I
                                                 ---------------------------   ---------------------------   --------------
                                                     2003           2002           2003         2002(e)         2003(g)
                                                 --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)................. $     73,219   $    113,857   $      2,478   $        311    $         --
   Net realized gain (loss) on investments......      (66,725)       (67,128)         1,973             89              --
   Realized gain distribution received..........           --          8,127             --             --              --
   Change in unrealized appreciation
     (depreciation) on investments..............    1,292,093     (1,492,287)           (27)           505             104
                                                 ------------   ------------   ------------   ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations................    1,298,587     (1,437,431)         4,424            905             104
                                                 ------------   ------------   ------------   ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    2,798,119      4,518,057         12,827             --              --
   Cost of insurance............................     (682,157)    (1,126,436)        (5,013)          (298)            (15)
   Policyowners' surrenders.....................     (338,116)      (260,509)            --             --              --
   Net transfers from (to) Fixed Account........       92,899      1,115,172        (91,580)          (122)             --
   Transfers between Investment Divisions.......    1,031,642      2,100,007        162,944         85,267          17,241
   Policyowners' death benefits.................         (415)        (4,730)            --             --              --
                                                 ------------   ------------   ------------   ------------    ------------
     Net contributions and (withdrawals)........    2,901,972      6,341,561         79,178         84,847          17,226
                                                 ------------   ------------   ------------   ------------    ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         (913)         2,501             --             --              --
                                                 ------------   ------------   ------------   ------------    ------------
       Increase (decrease) in net assets........    4,199,646      4,906,631         83,602         85,752          17,330
NET ASSETS:
   Beginning of period..........................   11,020,008      6,113,377         85,752             --              --
                                                 ------------   ------------   ------------   ------------    ------------
   End of period................................ $ 15,219,654   $ 11,020,008   $    169,354   $     85,752    $     17,330
                                                 ============   ============   ============   ============    ============

Not all investment divisions are available under all policies.

(a) For the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(b) For the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(c) For the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(d) For the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(e) For the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(f) For the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(g) For the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(h) Investment division commenced operations on June 30, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                 MFS(R)
        Janus Aspen Series            Janus Aspen Series             MFS(R) INVESTORS           UTILITIES
            Balanced--                Worldwide Growth--              TRUST SERIES--            SERIES--
       Institutional Shares          Institutional Shares              INITIAL CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2003           2002           2003           2002           2003           2002          2003(f)
    -------------------------------------------------------------------------------------------------------
    $    797,136   $  1,395,591   $    437,458   $    249,977   $        325   $        288   $         80
        (102,000)      (100,131)    (1,439,933)    (1,829,952)          (289)          (308)            (1)
              --             --             --             --             --             --             --
       3,971,925     (6,432,043)     5,748,173    (20,771,292)         4,009        (12,582)           382
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,667,061     (5,136,583)     4,745,698    (22,351,267)         4,045        (12,602)           461
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,793,788     25,506,150     12,605,068     29,009,024             --             --            950
      (4,001,366)    (7,820,315)    (3,915,330)    (8,590,662)        (1,050)        (1,658)          (559)
      (2,013,070)    (2,877,257)    (1,848,343)    (3,174,246)            --             --             --
        (246,275)     1,584,432       (799,245)      (703,861)            --             10          2,604
         282,240        418,266     (1,444,962)    (2,868,183)            --             --             --
         (18,914)       (98,683)       (47,412)       (37,453)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,796,403     16,712,593      4,549,776     13,634,619         (1,050)        (1,648)         2,995
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,089)         9,287         (3,345)        35,656             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,459,375     11,585,297      9,292,129     (8,680,992)         2,995        (14,250)         3,456
      74,300,275     62,714,978     69,373,177     78,054,169         46,388         60,638             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 84,759,650   $ 74,300,275   $ 78,665,306   $ 69,373,177   $     49,383   $     46,388   $      3,456
    ============   ============   ============   ============   ============   ============   ============


          NEUBERGER BERMAN
             AMT MID-CAP
               GROWTH
     ---------------------------
         2003           2002
     ---------------------------
     $         --   $         --
             (216)        (1,548)
               --             --
            1,339         (1,701)
     ------------   ------------
            1,123         (3,249)
     ------------   ------------
               --         19,180
             (890)        (1,066)
               --             --
               --         45,795
              277        (55,508)
               --             --
     ------------   ------------
             (613)         8,401
     ------------   ------------
               --             --
     ------------   ------------
              510          5,152
            9,591          4,439
     ------------   ------------
     $     10,101   $      9,591
     ============   ============

              Van Kampen                 Van Kampen
             UIF Emerging                 UIF U.S.
           Markets Equity--             Real Estate--
               Class I                     Class I
    ------------------------------      -------------
        2003              2002             2003(h)
    -------------------------------------------------
    $    (30,128)     $    (62,306)     $         --
        (114,108)       (1,680,372)               --
              --                --                --
       1,312,047           751,411                --
    ------------      ------------      ------------
       1,167,811          (991,267)               --
    ------------      ------------      ------------
       1,629,602         3,501,462                46
        (520,734)       (1,138,898)               --
        (276,317)         (462,808)               --
         (99,737)         (115,199)               --
         (11,104)         (307,104)               --
         (33,913)           (6,791)               --
    ------------      ------------      ------------
         687,797         1,470,662                46
    ------------      ------------      ------------
          (1,163)            1,719                --
    ------------      ------------      ------------
       1,854,445           481,114                46
       9,427,979         8,946,865                --
    ------------      ------------      ------------
    $ 11,282,424      $  9,427,979      $         46
    ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc.") (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-six variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Equity Income, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity (Class I) (formerly known as Morgan Stanley UIF Emerging Markets Equity).

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap (Class O Shares), Alger American Small Capitalization (Class O Shares), American Century VP Inflation Protection (Class
II), American Century VP International (Class II), American Century VP Value (Class II), Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Developing Leaders (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Growth (Initial Class), Fidelity(R) VIP Index 500 (Initial Class), Fidelity(R) VIP Investment Grade Bond (Initial Class), Fidelity(R) VIP Mid Cap (Initial Class), Fidelity(R) VIP Overseas (Initial Class), Janus Aspen Series Mid Cap Growth (Institutional Shares) (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) New Discovery Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Hard Assets, Van Eck Worldwide Absolute Return, Van Kampen UIF Emerging Markets Debt (Class I), Van Kampen UIF Emerging

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Markets Equity (Class I) (formerly, "Morgan Stanley UIF Emerging Markets Equity"), and Van Kampen UIF U.S. Real Estate (Class I).

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: American Century VP Inflation Protection (Class II), MFS(R) New Discovery Series, MFS(R) Research Series, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Absolute Return.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 Policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2003, the investments of VUL Separate Account-I are as follows:

                                                                 MAINSTAY VP
                                                MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                   BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                               INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                               -----------------------------------------------------------------
Number of shares.............................         1,758           10,315           37,613            2,146
Identified cost..............................    $   23,592       $  229,037       $   37,615       $   22,415


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                   CORE--          GROWTH--         GROWTH--         RETURN--
                                               INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                               -----------------------------------------------------------------
Number of shares.............................           717              930            1,040            3,374
Identified cost..............................    $    6,863       $    8,288       $    9,082       $   58,490

  Investment activity for the six months ended June 30, 2003, was as follows:


                                                                 MAINSTAY VP
                                                MAINSTAY VP        CAPITAL        MAINSTAY VP      MAINSTAY VP
                                                   BOND--       APPRECIATION--        CASH        CONVERTIBLE--
                                               INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS
                                               -----------------------------------------------------------------
Purchases....................................    $    3,700       $    8,776       $   30,800       $    2,704
Proceeds from sales..........................         1,130            2,630           37,115              616


                                                MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                  MID CAP          MID CAP         SMALL CAP          TOTAL
                                                   CORE--          GROWTH--         GROWTH--         RETURN--
                                               INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                               -----------------------------------------------------------------
Purchases....................................    $      610       $    1,211       $    1,368       $    2,356
Proceeds from sales..........................           115               83              159            1,589

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD       MAINSTAY VP        MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE          INDEXED         INTERNATIONAL
       INCOME--       GOVERNMENT--       EQUITY--          BOND--           EQUITY--           EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
           1,402            1,929            4,500            6,233             8,294                873
      $   13,098       $   21,021       $  105,839       $   57,715        $  180,988         $    8,452

                      MAINSTAY VP                       MAINSTAY VP
                        AMERICAN       MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
                        CENTURY       DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN
     MAINSTAY VP        INCOME &         COMPANY           GROWTH          LEVERAGED            SMALL
       VALUE--          GROWTH--         VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------
           3,678              423              458            1,287                --              1,365
      $   54,908       $    4,121       $    4,409       $   15,404        $        6         $   20,149

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD       MAINSTAY VP        MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE          INDEXED         INTERNATIONAL
       INCOME--       GOVERNMENT--       EQUITY--          BOND--           EQUITY--           EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
    -------------------------------------------------------------------------------------------------------
      $    2,380       $    4,021       $    4,330       $    6,116        $   12,825         $   12,862
             712            2,509            1,774            1,797             3,210             12,322

                      MAINSTAY VP                       MAINSTAY VP
                        AMERICAN       MAINSTAY VP      EAGLE ASSET          ALGER              ALGER
                        CENTURY       DREYFUS LARGE      MANAGEMENT         AMERICAN           AMERICAN
     MAINSTAY VP        INCOME &         COMPANY           GROWTH          LEVERAGED            SMALL
       VALUE--          GROWTH--         VALUE--          EQUITY--         ALL CAP--       CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES     CLASS O SHARES
    -------------------------------------------------------------------------------------------------------
      $    3,639       $      718       $      741       $    1,651        $       --         $    2,134
           1,253               61              229              440                 1                456

--------------------------------------------------------------------------------


                                        AMERICAN           AMERICAN                             DREYFUS IP        DREYFUS VIF
                                       CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY         DEVELOPING
                                    INTERNATIONAL--        VALUE--             SOCIAL            GROWTH--          LEADERS--
                                        CLASS II           CLASS II           BALANCED        INITIAL SHARES     INITIAL SHARES
                                    --------------------------------------------------------------------------------------------
Number of shares..................             --                 20              1,804                262                  3
Identified cost...................     $        1         $      132         $    3,278         $    1,778         $       98

                                                         JANUS ASPEN                           JANUS ASPEN
                                                            SERIES          JANUS ASPEN           SERIES             MFS(R)
                                      FIDELITY(R)          MID CAP             SERIES           WORLDWIDE          INVESTORS
                                          VIP              GROWTH--          BALANCED--          GROWTH--            TRUST
                                       OVERSEAS--       INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL         SERIES--
                                     INITIAL CLASS          SHARES             SHARES             SHARES         INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................             14                 --              3,926              3,539                  3
Identified cost...................     $      140         $        2         $   92,665         $  126,923         $       58

  Investment activity for the six months ended June 30, 2003, was as follows:


                                        AMERICAN           AMERICAN                             DREYFUS IP        DREYFUS VIF
                                       CENTURY VP         CENTURY VP          CALVERT           TECHNOLOGY         DEVELOPING
                                    INTERNATIONAL--        VALUE--             SOCIAL            GROWTH--          LEADERS--
                                        CLASS II           CLASS II           BALANCED        INITIAL SHARES     INITIAL SHARES
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $        1         $      132         $      286         $      789         $      100
Proceeds from sales...............             --                 --                194                191                  2

                                                         JANUS ASPEN                           JANUS ASPEN
                                                            SERIES          JANUS ASPEN           SERIES             MFS(R)
                                      FIDELITY(R)          MID CAP             SERIES           WORLDWIDE          INVESTORS
                                          VIP              GROWTH--          BALANCED--          GROWTH--            TRUST
                                       OVERSEAS--       INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL         SERIES--
                                     INITIAL CLASS          SHARES             SHARES             SHARES         INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................     $      142         $       --         $    8,323         $    6,302         $       --
Proceeds from sales...............              3                 --              1,721              1,305                  1

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         FIDELITY(R)                                              FIDELITY(R)
      FIDELITY(R)            VIP            FIDELITY(R)        FIDELITY(R)            VIP            FIDELITY(R)
          VIP              EQUITY-              VIP                VIP             INVESTMENT            VIP
    CONTRAFUND(R)--        INCOME--           GROWTH--         INDEX 500--        GRADE BOND--        MID CAP--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
            3,769              1,482                  7                  1                  2                 23
       $   84,655         $   33,154         $      172         $      140         $       28         $      426

                                                                                   VAN KAMPEN         VAN KAMPEN
                                                                 T. ROWE              UIF                UIF
         MFS(R)           NEUBERGER           T. ROWE             PRICE             EMERGING           EMERGING
       UTILITIES          BERMAN AMT           PRICE           LIMITED-TERM         MARKETS            MARKETS
        SERIES--           MID-CAP         EQUITY INCOME           BOND              DEBT--            EQUITY--
     INITIAL CLASS          GROWTH           PORTFOLIO          PORTFOLIO           CLASS I            CLASS I
    ---------------------------------------------------------------------------------------------------------------
               --                  1                856                 33                  2              1,674
       $        3         $       10         $   15,436         $      169         $       17         $   11,553


        VAN KAMPEN
         UIF U.S.
           REAL
         ESTATE--
         CLASS I
     ----------------
                --
        $       --

                         FIDELITY(R)                                              FIDELITY(R)
      FIDELITY(R)            VIP            FIDELITY(R)        FIDELITY(R)            VIP            FIDELITY(R)
          VIP              EQUITY-              VIP                VIP             INVESTMENT            VIP
    CONTRAFUND(R)--        INCOME--           GROWTH--         INDEX 500--        GRADE BOND--        MID CAP--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------
       $    5,576         $    3,417         $      173         $      120         $       35         $      190
            1,432                684                 96                 64                 58                170

                                                                                   VAN KAMPEN         VAN KAMPEN
                                                                 T. ROWE              UIF                UIF
         MFS(R)           NEUBERGER           T. ROWE             PRICE             EMERGING           EMERGING
       UTILITIES          BERMAN AMT           PRICE           LIMITED-TERM         MARKETS            MARKETS
        SERIES--           MID-CAP         EQUITY INCOME           BOND              DEBT--            EQUITY--
     INITIAL CLASS          GROWTH           PORTFOLIO          PORTFOLIO           CLASS I            CLASS I
    ---------------------------------------------------------------------------------------------------------------
       $        4         $       --         $    3,358         $      178         $       17         $      967
                1                  1                379                 96                 --                308


        VAN KAMPEN
         UIF U.S.
           REAL
         ESTATE--
         CLASS I
     ----------------
        $       --
                --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

     ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

     For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the policy has an alternative cash surrender value rider the mortality and expense risk charge currently ranges from 1.0% to 0.5%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum service charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................         74            154          1,182          2,359
Units redeemed on cost of insurance....        (33)           (62)          (529)          (985)
Units redeemed on surrenders...........        (29)           (29)          (265)          (419)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (14)          (113)           (97)          (332)
Units issued (redeemed) on transfers
  between Investment Divisions.........         45             92           (124)          (347)
Units redeemed on death benefits.......         (2)            (2)            (8)           (14)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         41             40            159            262
Units outstanding, beginning of
  period...............................        793            753          8,730          8,468
                                            ------         ------         ------         ------
Units outstanding, end of period.......        834            793          8,889          8,730
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        105            219          1,377          2,745
Units redeemed on cost of insurance....        (29)           (52)          (355)          (687)
Units redeemed on surrenders...........         (9)           (28)          (182)          (235)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (3)            57            (85)            57
Units issued (redeemed) on transfers
  between Investment Divisions.........         22             20           (111)           (99)
Units redeemed on death benefits.......         --             (1)            (2)            (3)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         86            215            642          1,778
Units outstanding, beginning of
  period...............................        540            325          5,381          3,603
                                            ------         ------         ------         ------
Units outstanding, end of period.......        626            540          6,023          5,381
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1             --             --              2
Units redeemed on cost of insurance....         (1)            (1)            --             (1)
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              1             --             --
Units issued (redeemed) on transfers
  between Investment Divisions.........         20              4             --              5
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         20              4             --              6
Units outstanding, beginning of
  period...............................          5              1             13              7
                                            ------         ------         ------         ------
Units outstanding, end of period.......         25              5             13             13
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                        MAINSTAY VP
                                          MAINSTAY VP                     EQUITY                      MAINSTAY VP
            MAINSTAY VP                  CONVERTIBLE--                   INCOME--                    GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
        1,785          3,760             51            117             38             56             58             89
         (544)        (1,210)           (18)           (35)           (12)           (14)           (26)           (37)
      (10,006)        (9,396)           (12)           (13)            (5)            (6)           (38)           (24)
        5,261         (9,550)            (7)           (11)            (9)            --            (59)           (21)
         (676)         1,555             11             (8)            51            181             49            258
          (15)            (6)            --             --             (1)            --             --             (1)
      -------        -------        -------        -------        -------        -------        -------        -------
       (4,195)       (14,847)            25             50             62            217            (16)           264
       18,149         32,996            484            434            787            570            792            528
      -------        -------        -------        -------        -------        -------        -------        -------
       13,954         18,149            509            484            849            787            776            792
      =======        =======        =======        =======        =======        =======        =======        =======
        3,166          5,622            180            380             98            169             85            114
         (582)        (1,489)           (57)          (113)           (24)           (40)           (23)           (34)
       (1,402)          (763)           (21)           (41)            (5)            (4)           (12)           (13)
         (380)         2,548             (5)            61             --             66              1             34
         (676)        (4,624)            13             39             17             64             45            141
          (71)           (30)            (3)            (1)            --             --             --             (1)
      -------        -------        -------        -------        -------        -------        -------        -------
           55          1,264            107            325             86            255             96            241
       12,508         11,244            981            656            352             97            429            188
      -------        -------        -------        -------        -------        -------        -------        -------
       12,563         12,508          1,088            981            438            352            525            429
      =======        =======        =======        =======        =======        =======        =======        =======
        1,751          2,479              2              1             --             --              3             --
         (285)          (264)            --             --             --             --             --             --
           --             --             --             --             --             --             --             --
          128            837             (2)            --             --             --              2             --
       (2,710)          (595)             5              4             --             --             (2)             8
           --             --             --             --             --             --             --             --
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,116)         2,457              5              5             --             --              3              8
        2,974            517             10              5             --             --              8             --
      -------        -------        -------        -------        -------        -------        -------        -------
        1,858          2,974             15             10             --             --             11              8
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                 MAINSTAY VP                   HIGH YIELD
                                               GROWTH EQUITY--              CORPORATE BOND--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2003           2002           2003           2002
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        285            568            161            380
Units redeemed on cost of insurance....       (123)          (238)           (93)          (192)
Units redeemed on surrenders...........        (62)           (98)           (53)           (94)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (27)          (112)           (25)           (50)
Units issued (redeemed) on transfers
  between Investment Divisions.........        (40)           (64)            78              2
Units redeemed on death benefits.......         (3)            (2)            (3)            (4)
                                            ------         ------         ------         ------
  Net increase (decrease)..............         30             54             65             42
Units outstanding, beginning of
  period...............................      2,402          2,348          1,921          1,879
                                            ------         ------         ------         ------
Units outstanding, end of period.......      2,432          2,402          1,986          1,921
                                            ======         ======         ======         ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        541          1,086            199            354
Units redeemed on cost of insurance....       (145)          (281)           (48)           (95)
Units redeemed on surrenders...........        (64)           (79)           (15)           (25)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (55)            55             (2)           139
Units issued (redeemed) on transfers
  between Investment Divisions.........        (44)            (9)            70             84
Units redeemed on death benefits.......         (1)            (2)            (2)            (2)
                                            ------         ------         ------         ------
  Net increase (decrease)..............        232            770            202            455
Units outstanding, beginning of
  period...............................      2,368          1,598            969            514
                                            ------         ------         ------         ------
Units outstanding, end of period.......      2,600          2,368          1,171            969
                                            ======         ======         ======         ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1             --              1             --
Units redeemed on cost of insurance....         (1)            (1)            (3)            (2)
Units redeemed on surrenders...........         --             --             --             --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1             --             (2)            --
Units issued (redeemed) on transfers
  between Investment Divisions.........         (7)             1              8              5
Units redeemed on death benefits.......         --             --             --             --
                                            ------         ------         ------         ------
  Net increase (decrease)..............         (6)            --              4              3
Units outstanding, beginning of
  period...............................         18             18             26             23
                                            ------         ------         ------         ------
Units outstanding, end of period.......         12             18             30             26
                                            ======         ======         ======         ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  INTERNATIONAL                    MID CAP                       MID CAP
         INDEXED EQUITY--                  EQUITY--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    -----------------------------------------------------------------------------------------------------------------
          582          1,272             45             87              8             18             13             22
         (250)          (482)           (22)           (42)            (3)            (4)            (4)            (4)
         (124)          (217)            (9)           (18)            (4)            (3)            (2)            (1)
          (44)          (104)           (16)           (12)            (2)            (5)            (1)            (3)
          (30)          (190)            14             44             29             49             46             38
           (4)            (6)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          130            273             12             59             28             55             52             52
        4,665          4,392            471            412            570            515            570            518
       ------         ------         ------         ------         ------         ------         ------         ------
        4,795          4,665            483            471            598            570            622            570
       ======         ======         ======         ======         ======         ======         ======         ======
        1,258          2,378             47             80             29             49             61             90
         (314)          (608)           (12)           (21)            (6)           (11)           (14)           (21)
         (137)          (192)            (3)            (4)            (2)            (1)            (4)            (2)
          (27)           270             --             12              1             14              2             39
          (34)           (33)            21             22              1             12             41             18
           (2)            (3)            --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
          744          1,812             53             89             23             63             86            124
        5,053          3,241            218            129             80             17            160             36
       ------         ------         ------         ------         ------         ------         ------         ------
        5,797          5,053            271            218            103             80            246            160
       ======         ======         ======         ======         ======         ======         ======         ======
            3             --             --             --             --             --             --             --
           (1)            --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
            2              1             --             --             --             --             --             --
           10             --             --             --             --             --             --             --
           --             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           14              1             --             --             --             --             --             --
            1             --             --             --             --             --             --             --
       ------         ------         ------         ------         ------         ------         ------         ------
           15              1             --             --             --             --             --             --
       ======         ======         ======         ======         ======         ======         ======         ======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................         20              32             217             468
Units redeemed on cost of insurance....         (7)             (9)           (118)           (231)
Units redeemed on surrenders...........         (6)             (4)            (57)           (103)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (3)             (8)            (31)            (70)
Units issued (redeemed) on transfers
  between Investment Divisions.........         32              97             (17)            (38)
Units redeemed on death benefits.......         --              --              (4)             (8)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         36             108             (10)             18
Units outstanding, beginning of
  period...............................        644             536           2,215           2,197
                                            ------          ------          ------          ------
Units outstanding, end of period.......        680             644           2,205           2,215
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................         83             116             213             435
Units redeemed on cost of insurance....        (18)            (28)            (61)           (126)
Units redeemed on surrenders...........         (4)             (3)            (28)            (34)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          1              42              (6)             58
Units issued (redeemed) on transfers
  between Investment Divisions.........         38              35             (10)             (7)
Units redeemed on death benefits.......         --              --              --              (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        100             162             108             325
Units outstanding, beginning of
  period...............................        202              40             998             673
                                            ------          ------          ------          ------
Units outstanding, end of period.......        302             202           1,106             998
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................         --              --              --               1
Units redeemed on cost of insurance....         --              --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --              --              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         --              --              --              (1)
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
Units outstanding, beginning of
  period...............................         --              --              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......         --              --              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------
          226             446              10              19              15              29              54             119
         (102)           (197)             (3)             (5)             (3)             (6)            (15)            (31)
          (55)            (86)             --              --             (11)             (1)             (8)            (30)
          (26)            (57)             (1)             --              (1)             (1)             (5)            (11)
          (12)             18               3              14              15               5             (14)             (1)
           (3)             (2)             --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
           28             122               9              28              15              26              12              46
        2,017           1,895             104              76              96              70             405             359
       ------          ------          ------          ------          ------          ------          ------          ------
        2,045           2,017             113             104             111              96             417             405
       ======          ======          ======          ======          ======          ======          ======          ======
          247             462              63             127              76             144             261             535
          (62)           (121)            (17)            (34)            (19)            (37)            (68)           (135)
          (21)            (18)             (6)            (10)             (7)             (7)            (28)            (41)
           (3)             88              (1)              8              (9)              7              (8)             19
          (14)             45              (5)             --              (3)             (3)            (30)            (24)
           (3)             (1)             --              (1)             --              --              --              (3)
       ------          ------          ------          ------          ------          ------          ------          ------
          144             455              34              90              38             104             127             351
          948             493             284             194             296             192           1,060             709
       ------          ------          ------          ------          ------          ------          ------          ------
        1,092             948             318             284             334             296           1,187           1,060
       ======          ======          ======          ======          ======          ======          ======          ======
            1               5              --              --               1              --               3              --
           (4)             (3)             --              --              --              --              --              --
           --              --              --              --              --              --              --              --
            1               7              --              --              --              --              (5)             --
           37              (3)             32               1              --               1              --              11
           --              --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------          ------
           35               6              32               1               1               1              (2)             11
           35              29               1              --               1              --              13               2
       ------          ------          ------          ------          ------          ------          ------          ------
           70              35              33               1               2               1              11              13
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                     ALGER
                                           ALGER AMERICAN          AMERICAN
                                             LEVERAGED               SMALL           AMERICAN CENTURY
                                             ALL CAP--         CAPITALIZATION--     VP INTERNATIONAL--
                                           CLASS O SHARES       CLASS O SHARES           CLASS II
                                         ------------------   -------------------   ------------------
                                           2003     2002(c)     2003       2002       2003     2002(e)
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................       --        --        211        449         --        --
Units redeemed on cost of insurance....       --        --        (70)      (134)        --        --
Units redeemed on surrenders...........       --        --        (34)       (48)        --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --        (18)       (35)        --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --        --          3        (61)        --        --
Units redeemed on death benefits.......       --        --         (2)        (1)        --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --         90        170         --        --
Units outstanding, beginning of
  period...............................       --        --      1,373      1,203         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......       --        --      1,463      1,373         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................       --        --        277        598         --        --
Units redeemed on cost of insurance....       --        --        (78)      (150)        --        --
Units redeemed on surrenders...........       --        --        (38)       (57)        --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --        (13)         8         --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --        --        (12)       (12)        --        --
Units redeemed on death benefits.......       --        --         (1)        --         --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --        --        135        387         --        --
Units outstanding, beginning of
  period...............................       --        --      1,237        850         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......       --        --      1,372      1,237         --        --
                                          ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................       --        --          2          3         --        --
Units redeemed on cost of insurance....       --        --         (1)        (1)        --        --
Units redeemed on surrenders...........       --        --         --         --         --        --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --         --          5         --        --
Units issued (redeemed) on transfers
  between Investment Divisions.........       --         1         46         (3)        --        --
Units redeemed on death benefits.......       --        --         --         --         --        --
                                          ------    ------     ------     ------     ------    ------
  Net increase (decrease)..............       --         1         47          4         --        --
Units outstanding, beginning of
  period...............................        1        --          7          3         --        --
                                          ------    ------     ------     ------     ------    ------
Units outstanding, end of period.......        1         1         54          7         --        --
                                          ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                   DREYFUS IP          DREYFUS VIF          FIDELITY(R)
         AMERICAN              CALVERT             TECHNOLOGY           DEVELOPING              VIP
    CENTURY VP VALUE--         SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--
         CLASS II             BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS
    ------------------   -------------------   -------------------   ----------------   -------------------
      2003     2002(d)     2003       2002       2003       2002         2003(g)          2003       2002
    -------------------------------------------------------------------------------------------------------
         --        --         11         22          6          8             --            332        716
         --        --         (5)        (9)        (3)        (3)            --           (142)      (281)
         --        --         (3)        (8)        (3)        --             --            (66)      (117)
         --        --         (2)        (2)        --         --             --            (37)       (64)
         --        --          2          2         17         20             --            (10)        (3)
         --        --         --         --         --         --             --             (3)        (2)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          3          5         17         25             --             74        249
         --        --         99         94         54         29             --          2,940      2,691
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --        102         99         71         54             --          3,014      2,940
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         26         68         37         59             --            490        998
         --        --         (8)       (16)        (8)       (13)            --           (139)      (279)
         --        --         (5)        (5)        (3)        (1)            --            (62)       (88)
         --        --         (5)         6          2         23             --            (31)        53
         --        --         (7)        17         25          4             --             (9)         4
         --        --         --         --         --         --             --             (1)        (1)
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --          1         70         53         72             --            248        687
         --        --        165         95         91         19             --          2,273      1,586
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         --        --        166        165        144         91             --          2,521      2,273
     ======    ======     ======     ======     ======     ======         ======         ======     ======
         --        --         --         --          1         --             --              1          2
         --        --         --         --         --         --             --             (1)        (1)
         --        --         --         --         --         --             --             --         --
         --        --         --         --         --         --             --              1         --
         12        --         --         --         --          3             10             (2)         2
         --        --         --         --         --         --             --             --         --
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         12        --         --         --          1          3             10             (1)         3
         --        --         --         --          3         --             --             20         17
     ------    ------     ------     ------     ------     ------         ------         ------     ------
         12        --         --         --          4          3             10             19         20
     ======    ======     ======     ======     ======     ======         ======         ======     ======

--------------------------------------------------------------------------------



                                                  Fidelity(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        133             298              --              --
Units redeemed on cost of insurance....        (58)           (113)             --              --
Units redeemed on surrenders...........        (34)            (61)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (12)            (27)             --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........          2               8              --              --
Units redeemed on death benefits.......         --              (1)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         31             104              --              --
Units outstanding, beginning of
  period...............................      1,241           1,137              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......      1,272           1,241              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        184             353              --              --
Units redeemed on cost of insurance....        (53)           (101)             --              --
Units redeemed on surrenders...........        (19)            (24)             --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         (4)             63              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         28              28              --              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        136             319              --              --
Units outstanding, beginning of
  period...............................        855             536              --              --
                                            ------          ------          ------          ------
Units outstanding, end of period.......        991             855              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          2               4              --              --
Units redeemed on cost of insurance....         (1)             --              --              --
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....         --               6              --              --
Units issued (redeemed) on transfers
  between Investment Divisions.........         48              (4)              7              --
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         49               6               7              --
Units outstanding, beginning of
  period...............................          6              --              15              15
                                            ------          ------          ------          ------
Units outstanding, end of period.......         55               6              22              15
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                JANUS ASPEN
                                                                                                  SERIES
        FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             MID CAP
            VIP               INVESTMENT            FIDELITY(R)               VIP                GROWTH--
        INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003     2002(f)      2003       2002       2003     2002(a)      2003       2002
    -----------------------------------------------------------------------------------------------------------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         --         --         --         --         --         --         --         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
         --          1          1         --          2          1         --         --         --         --
         --         (1)        --         --         (2)        (2)        --         --         --         --
         --         --         --         --         --         --         --         --         --         --
          6         --         (5)        --          3         --         --         --         --         --
         --          1          2          5         (2)        10         19         --         --         --
         --         --         --         --         --         --         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
          6          1         (2)         5          1          9         19         --         --         --
         11         10          5         --         42         33         --         --         --         --
     ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
         17         11          3          5         43         42         19         --         --         --
     ======     ======     ======     ======     ======     ======     ======     ======     ======     ======

--------------------------------------------------------------------------------


                                                                                  JANUS ASPEN
                                                  JANUS ASPEN                       SERIES
                                                    SERIES                         WORLDWIDE
                                                  BALANCED--                       GROWTH--
                                             INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                         -----------------------------   -----------------------------
                                             2003            2002            2003            2002
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................        224             509             439             909
Units redeemed on cost of insurance....        (91)           (177)           (169)           (320)
Units redeemed on surrenders...........        (58)            (86)            (84)           (142)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (23)            (48)            (47)           (101)
Units issued (redeemed) on transfers
  between Investment Divisions.........         30              10             (65)           (163)
Units redeemed on death benefits.......         (1)             (1)             (3)             (2)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         81             207              71             181
Units outstanding, beginning of
  period...............................      2,089           1,882           3,323           3,142
                                            ------          ------          ------          ------
Units outstanding, end of period.......      2,170           2,089           3,394           3,323
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................        697           1,521           1,038           2,023
Units redeemed on cost of insurance....       (213)           (436)           (264)           (513)
Units redeemed on surrenders...........        (96)           (127)           (127)           (152)
Units issued (redeemed) on net
  transfers from (to) Fixed Account....        (42)            150             (43)             46
Units issued (redeemed) on transfers
  between Investment Divisions.........        (12)             29            (100)            (94)
Units redeemed on death benefits.......         (1)             (7)             (1)             (1)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        333           1,130             503           1,309
Units outstanding, beginning of
  period...............................      3,653           2,523           4,055           2,746
                                            ------          ------          ------          ------
Units outstanding, end of period.......      3,986           3,653           4,558           4,055
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................          1               5               1               1
Units redeemed on cost of insurance....         (1)             (1)             --              (1)
Units redeemed on surrenders...........         --              --              --              --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....          2              10              (5)             --
Units issued (redeemed) on transfers
  between Investment Divisions.........          3             (11)             --               8
Units redeemed on death benefits.......         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............          5               3              (4)              8
Units outstanding, beginning of
  period...............................         12               9              18              10
                                            ------          ------          ------          ------
Units outstanding, end of period.......         17              12              14              18
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



               MFS(R)                  MFS(R)                 NEUBERGER
              INVESTORS               UTILITIES              BERMAN AMT
           TRUST SERIES--             SERIES--                 MID-CAP                      T. ROWE PRICE
            INITIAL CLASS           INITIAL CLASS              GROWTH                  EQUITY INCOME PORTFOLIO
    -----------------------------   -------------   -----------------------------   -----------------------------
        2003            2002           2003(g)          2003            2002            2003            2002
    -------------------------------------------------------------------------------------------------------------
           --              --              --              --              --              62              87
           --              --              --              --              --             (12)            (19)
           --              --              --              --              --             (15)            (11)
           --              --              --              --              --              (3)             14
           --              --              --              --              --              31             115
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --              63             186
           --              --              --              --              --             368             182
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             431             368
       ======          ======          ======          ======          ======          ======          ======
           --              --              --              --              --             192             333
           --              --              --              --              --             (46)            (84)
           --              --              --              --              --             (18)            (15)
           --              --              --              --              --               1              71
           --              --              --              --              --              25              63
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             154             368
           --              --              --              --              --             717             349
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --              --             871             717
       ======          ======          ======          ======          ======          ======          ======
           --              --              --              --               2               3              --
           --              --              --              --              --              (4)             (2)
           --              --              --              --              --              --              --
           --              --              --              --               4              (4)             --
           --              --              --              --              (5)             50              13
           --              --              --              --              --              --              --
       ------          ------          ------          ------          ------          ------          ------
           --              --              --              --               1              45              11
            6               6              --               1              --              32              21
       ------          ------          ------          ------          ------          ------          ------
            6               6              --               1               1              77              32
       ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                                     VAN KAMPEN
                                                                 VAN KAMPEN              UIF           VAN KAMPEN
                                                                    UIF               EMERGING          UIF U.S.
                                           T. ROWE PRICE      EMERGING MARKETS         MARKETS            REAL
                                            LIMITED-TERM           DEBT--             EQUITY--          ESTATE--
                                           BOND PORTFOLIO         CLASS I              CLASS I          CLASS I
                                         ------------------   ----------------   -------------------   ----------
                                           2003     2002(F)       2003(H)          2003       2002      2003(H)
                                         ------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued on payments received from
  policyowners.........................       --        --             --            110        217          --
Units redeemed on cost of insurance....       --        --             --            (39)       (78)         --
Units redeemed on surrenders...........       --        --             --            (18)       (30)         --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --             --            (10)       (25)         --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       --        --             --              3        (34)         --
Units redeemed on death benefits.......       --        --             --             (4)        --          --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............       --        --             --             42         50          --
Units outstanding, beginning of
  period...............................       --        --             --            792        742          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       --        --             --            834        792          --
                                          ======    ======         ======         ======     ======      ======
GROUP 2 POLICIES
Units issued on payments received from
  policyowners.........................       --        --             --             99        201          --
Units redeemed on cost of insurance....       --        --             --            (28)       (59)         --
Units redeemed on surrenders...........       --        --             --            (19)       (28)         --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       --        --             --             (4)         4          --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       --        --             --             (3)        --          --
Units redeemed on death benefits.......       --        --             --             --         (1)         --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............       --        --             --             45        117          --
Units outstanding, beginning of
  period...............................       --        --             --            461        344          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       --        --             --            506        461          --
                                          ======    ======         ======         ======     ======      ======
GROUP 3 POLICIES
Units issued on payments received from
  policyowners.........................        1        --             --             --         --          --
Units redeemed on cost of insurance....       --        --             --             --         --          --
Units redeemed on surrenders...........       --        --             --             --         --          --
Units issued (redeemed) on net
  transfers from (to) Fixed Account....       (9)       --             --             --         --          --
Units issued (redeemed) on transfers
  between
  Investment Divisions.................       16         8              2             --         --          --
Units redeemed on death benefits.......       --        --             --             --         --          --
                                          ------    ------         ------         ------     ------      ------
  Net increase (decrease)..............        8         8              2             --         --          --
Units outstanding, beginning of
  period...............................        8        --             --             --         --          --
                                          ------    ------         ------         ------     ------      ------
Units outstanding, end of period.......       16         8              2             --         --          --
                                          ======    ======         ======         ======     ======      ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period April 5, 2002 (Commencement of Operations) through December 31, 2002.
(c) For Group 3 policies, represents the period July 16, 2002 (Commencement of Operations) through December 31, 2002.
(d) For Group 3 policies, represents the period November 19, 2002 (Commencement of Operations) through December 31, 2002.
(e) For Group 3 policies, represents the period December 3, 2002 (Commencement of Operations) through December 31, 2002.
(f) For Group 3 policies, represents the period December 6, 2002 (Commencement of Operations) through December 31, 2002.
(g) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through June 30, 2003.
(h) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through June 30, 2003.
(i) For Group 3 policies, investment division commenced operations on June 30, 2003.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                                                                 MainStay VP
                                                           MainStay VP             Capital
                                                             Bond--            Appreciation--          MainStay VP
                                                          Initial Class         Initial Class        Cash Management
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        23         14         41         27        743        396
Units redeemed on cost of insurance..................        (8)        (3)       (13)        (6)      (150)       (78)
Units redeemed on surrenders.........................        --         --         --         --        (27)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        36         37         29         34        619      1,416
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --          4          1         --       (559)      (272)
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        51         52         58         55        626      1,462
Units outstanding, beginning of period...............        52         --         55         --      1,462         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................       103         52        113         55      2,088      1,462
                                                       ========   ========   ========   ========   ========   ========


                                                           MainStay VP           MainStay VP           MainStay VP
                                                          International            Mid Cap               Mid Cap
                                                            Equity--               Core--               Growth--
                                                          Initial Class         Initial Class         Initial Class
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................         8          3          8          6         15         12
Units redeemed on cost of insurance..................        (2)        (1)        (2)        (1)        (4)        (2)
Units redeemed on surrenders.........................        --         --         (1)        --         (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................         7          4          3          4          9         26
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --          2         --          2         (2)
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        13          6         10          9         21         34
Units outstanding, beginning of period...............         6         --          9         --         34         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        19          6         19          9         55         34
                                                       ========   ========   ========   ========   ========   ========

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                MAINSTAY VP
                              MAINSTAY VP                                                       HIGH YIELD
        MAINSTAY VP             EQUITY              MAINSTAY VP           MAINSTAY VP            CORPORATE
       CONVERTIBLE--           INCOME--            GOVERNMENT--         GROWTH EQUITY--           BOND--
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          34         16         37         24         23         12         39         28         38         19
          (6)        (3)       (10)        (5)        (8)        (3)       (10)        (5)       (10)        (6)
          --         --         (1)        --         (1)        --         --         --         (1)        --
          26         20         27         33         39         46         23         27         37         74
           2          2          1          3         --          4          3          1         22         --
          --         --         --         (1)        --         --         --         --         --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          56         35         54         54         53         59         55         51         86         87
          35         --         54         --         59         --         51         --         87         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          91         35        108         54        112         59        106         51        173         87
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


         MAINSTAY VP
      INDEXED EQUITY--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
          156         80
          (32)       (17)
           (2)        --
           55        157
           10          1
           --         --
     --------   --------
          187        221
          221         --
     --------   --------
          408        221
     ========   ========

                                                                          MAINSTAY VP
                                                                           AMERICAN             MAINSTAY VP
        MAINSTAY VP                                                         CENTURY            DREYFUS LARGE
         SMALL CAP            MAINSTAY VP           MAINSTAY VP            INCOME &               COMPANY
         GROWTH--           TOTAL RETURN--            VALUE--              GROWTH--               VALUE--
       INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          20         11         13          5         39         31          8          5          4          3
          (6)        (3)        (5)        (2)       (10)        (6)        (2)        (1)        (1)        (1)
          --         --         --         --         --         --         --         --         --         --
          11         16         11         36         24         61          3          4          4          7
           2          2          2          1         --          1          1         --          2         --
          --         --         --         --         --         --         --         --         --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          27         26         21         40         53         87         10          8          9          9
          26         --         40         --         87         --          8         --          9         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          53         26         61         40        140         87         18          8         18          9
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


         MAINSTAY VP
         EAGLE ASSET
         MANAGEMENT
       GROWTH EQUITY--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
           17          6
           (4)        (2)
           --         --
            8         15
            2         --
           --         --
     --------   --------
           23         19
           19         --
     --------   --------
           42         19
     ========   ========

--------------------------------------------------------------------------------


                                                              Alger                 Alger
                                                            American              American
                                                            Leveraged               Small           American Century
                                                            All Cap--         Capitalization--     VP International--
                                                         Class O Shares        Class O Shares           Class II
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        --         --          7          4         --         --
Units redeemed on cost of insurance..................        --         --         (2)        (1)        --         --
Units redeemed on surrenders.........................        --         --         --         --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        --         --          2          5         --         --
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --         --         --         --         --
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        --         --          7          8         --         --
Units outstanding, beginning of period...............        --         --          8         --         --         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        --         --         15          8         --         --
                                                       ========   ========   ========   ========   ========   ========

                                                                                                       FIDELITY(R)
                                                           FIDELITY(R)           FIDELITY(R)               VIP
                                                               VIP                   VIP               INVESTMENT
                                                            GROWTH--             INDEX 500--          GRADE BOND--
                                                          INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                       -------------------   -------------------   -------------------
                                                         2003       2002       2003       2002       2003       2002
                                                       ---------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from
  policyowners.......................................        --         --         --         --         --         --
Units redeemed on cost of insurance..................        --         --         --         --         --         --
Units redeemed on surrenders.........................        --         --         --         --         --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................        --         --         --         --         --         --
Units issued (redeemed) on transfers between
  Investment Divisions...............................        --         --         --         --         --         --
Units redeemed on death benefits.....................        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
  Net increase (decrease)............................        --         --         --         --         --         --
Units outstanding, beginning of period...............        --         --         --         --         --         --
                                                       --------   --------   --------   --------   --------   --------
Units outstanding, end of period.....................        --         --         --         --         --         --
                                                       ========   ========   ========   ========   ========   ========

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                    DREYFUS IP          DREYFUS VIF          FIDELITY(R)           FIDELITY(R)
     AMERICAN CENTURY           CALVERT             TECHNOLOGY           DEVELOPING              VIP                   VIP
        VP VALUE--              SOCIAL               GROWTH--            LEADERS--         CONTRAFUND(R)--       EQUITY-INCOME--
         CLASS II              BALANCED           INITIAL SHARES       INITIAL SHARES       INITIAL CLASS         INITIAL CLASS
    -------------------   -------------------   -------------------   ----------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002           2003           2003       2002       2003       2002
    ------------------------------------------------------------------------------------------------------------------------------
          --         --          3          1         10          5             --             56         31         27         16
          --         --         (1)        --         (3)        (1)            --            (16)        (8)        (8)        (4)
          --         --         --         --         --         --             --             (1)        --         --         --
          --         --          4          5          5          5             --             26         31         10         24
          --         --         --         --          3         --             --             11          5          5          3
          --         --         --         --         --         --             --             --         --         --         --
    --------   --------   --------   --------   --------   --------       --------       --------   --------   --------   --------
          --         --          6          6         15          9             --             76         59         34         39
          --         --          6         --          9         --             --             59         --         39         --
    --------   --------   --------   --------   --------   --------       --------       --------   --------   --------   --------
          --         --         12          6         24          9             --            135         59         73         39
    ========   ========   ========   ========   ========   ========       ========       ========   ========   ========   ========

                                                    JANUS ASPEN                                 JANUS ASPEN
                                                      SERIES              JANUS ASPEN             SERIES
        FIDELITY(R)           FIDELITY(R)             MID CAP               SERIES               WORLDWIDE
            VIP                   VIP                GROWTH--             BALANCED--             GROWTH--
         MID CAP--            OVERSEAS--           INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
       INITIAL CLASS         INITIAL CLASS            SHARES                SHARES                SHARES
    -------------------   -------------------   -------------------   -------------------   -------------------
      2003       2002       2003       2002       2003       2002       2003       2002       2003       2002
    -----------------------------------------------------------------------------------------------------------
          --         --         --         --         --         --         74         50         43         29
          --         --         --         --         --         --        (22)       (12)       (11)        (6)
          --         --         --         --         --         --         (1)        --         --         --
          --         --         --         --         --         --         59         76         11         27
          --         --         --         --         --         --        (17)         1          1          1
          --         --         --         --         --         --         --         (1)        --         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          --         --         --         --         --         --         93        114         44         51
          --         --         --         --         --         --        114         --         51         --
    --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
          --         --         --         --         --         --        207        114         95         51
    ========   ========   ========   ========   ========   ========   ========   ========   ========   ========


           MFS(R)
          INVESTORS
       TRUST SERIES--
        INITIAL CLASS
     -------------------
       2003       2002
     -------------------
           --         --
           --         --
           --         --
           --         --
           --         --
           --         --
     --------   --------
           --         --
           --         --
     --------   --------
           --         --
     ========   ========

--------------------------------------------------------------------------------



                                                                MFS(R)             NEUBERGER           T. ROWE PRICE
                                                              UTILITIES             BERMAN                EQUITY
                                                               SERIES--           AMT MID-CAP             INCOME
                                                            INITIAL CLASS           GROWTH               PORTFOLIO
                                                           ----------------   -------------------   -------------------
                                                                 2003           2003       2002       2003       2002
                                                           ------------------------------------------------------------
GROUP 4 POLICIES (b)
Units issued on payments received from policyowners......           --             --         --         37         17
Units redeemed on cost of insurance......................           --             --         --        (10)        (5)
Units redeemed on surrenders.............................           --             --         --         (1)        --
Units issued (redeemed) on net transfers from (to) Fixed
  Account................................................           --             --         --         16         21
Units issued (redeemed) on transfers between Investment
  Divisions..............................................           --             --         --          6          2
Units redeemed on death benefits.........................           --             --         --         --         (1)
                                                               -------        -------    -------    -------    -------
  Net increase (decrease)................................           --             --         --         48         34
Units outstanding, beginning of period...................           --             --         --         34         --
                                                               -------        -------    -------    -------    -------
Units outstanding, end of period.........................           --             --         --         82         34
                                                               =======        =======    =======    =======    =======

Not all investment divisions are available under all policies.

(b) For 2002, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                             Van Kampen          Van Kampen
                                UIF                  UIF
                              Emerging            Emerging            Van Kampen
       T. Rowe Price          Markets              Markets             UIF U.S.
       Limited-Term            Debt--             Equity--          Real Estate--
      Bond Portfolio          Class I              Class I             Class I
    -------------------   ----------------   -------------------   ----------------
      2003       2002           2003           2003       2002           2003
    -------------------------------------------------------------------------------
          --         --             --              7          3             --
          --         --             --             (2)        (1)            --
          --         --             --             --         --             --
          --         --             --              1          6             --
          --         --             --             (1)         1             --
          --         --             --             --         --             --
    --------   --------       --------       --------   --------       --------
          --         --             --              5          9             --
          --         --             --              9         --             --
    --------   --------       --------       --------   --------       --------
          --         --             --             14          9             --
    ========   ========       ========       ========   ========       ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2003, and December 31, 2002, 2001, 2000, 1999 and 1998:


                                                                                 MAINSTAY VP
                                                                             BOND--INITIAL CLASS
                                                       ---------------------------------------------------------------
                                                         2003       2002       2001       2000       1999       1998
                                                       ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 15,226   $ 13,958   $ 12,184   $  8,626   $  7,108   $  5,916
Units Outstanding..................................         834        793        753        578        520        423
Unit Value.........................................    $  18.25   $  17.59   $  16.18   $  14.91   $  13.68   $  13.99
Total Return.......................................         3.7%       8.7%       8.5%       9.0%      (2.2%)      8.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)      3.9%       4.7%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  8,418   $  6,999   $  3,868   $    597   $     89   $     --
Units Outstanding..................................         626        540        325         55          1         --
Unit Value.........................................    $  13.45   $  12.96   $  11.89   $  10.94   $  10.01   $     --
Total Return.......................................         3.8%       9.0%       8.7%       9.3%       0.1%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)      5.2%       9.1%

GROUP 3 POLICIES
Net Assets.........................................    $    285   $     55   $      7   $     --   $     --   $     --
Units Outstanding..................................          25          5          1         --         --         --
Unit Value.........................................    $  11.44   $  10.99   $  10.04   $     --   $     --   $     --
Total Return.......................................         4.1%       9.5%       0.4%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       6.3%      53.8%

GROUP 4 POLICIES
Net Assets.........................................    $  1,154   $    552   $     --   $     --   $     --   $     --
Units Outstanding..................................         103         52         --         --         --         --
Unit Value.........................................    $  11.15   $  10.72   $     --   $     --   $     --   $     --
Total Return.......................................         4.1%       7.2%        --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%      16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
    ---------------------------------------------------------------   -----------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $147,100   $131,204   $185,293   $225,952   $246,982   $ 63,136   $ 19,590   $ 25,473   $ 46,014   $ 40,729
       8,889      8,730      8,468      7,873      7,630      6,277     13,954     18,149     32,996     30,117
    $  16.55   $  15.03   $  21.88   $  28.70   $  32.37   $  25.99   $   1.40   $   1.40   $   1.39   $   1.35
        10.1%     (31.4%)    (23.8%)    (11.3%)     24.5%      37.2%        --%       0.6%       3.0%       5.5%
        (0.3%)     (0.6%)     (0.6%)                                        --%       0.7%       3.0%

    $ 37,574   $ 30,458   $ 29,631   $ 15,454   $    848   $     --   $ 13,951   $ 13,871   $ 12,365   $  3,264
       6,023      5,381      3,603      1,436         70         --     12,563     12,508     11,244      3,067
    $   6.24   $   5.66   $   8.22   $  10.76   $  12.12   $     --   $   1.11   $   1.11   $   1.10   $   1.06
        10.2%     (31.2%)    (23.6%)    (11.2%)     21.2%        --        0.1%       0.8%       3.8%       5.0%
        (0.2%)     (0.4%)     (0.4%)                                       0.1%       0.8%       2.9%

    $    104   $     89   $     72   $     --   $     --   $     --   $  1,913   $  3,050   $    523   $     --
          13         13          7         --         --         --      1,858      2,974        517         --
    $   7.87   $   7.12   $  10.30   $     --   $     --   $     --   $   1.03   $   1.03   $   1.01   $     --
        10.5%     (30.9%)      3.0%        --         --         --        0.4%       2.0%       1.0%        --
          --%       0.1%       0.3%                                        0.4%       1.2%       2.1%

    $    996   $    443   $     --   $     --   $     --   $     --   $  2,110   $  1,472   $     --   $     --
         113         55         --         --         --         --      2,088      1,462         --         --
    $   8.83   $   7.99   $     --   $     --   $     --   $     --   $   1.01   $   1.01   $     --   $     --
        10.5%     (20.1%)       --         --         --         --        0.4%       1.0%        --         --
          --%       0.3%        --                                         0.4%       1.0%        --


         MAINSTAY VP
       CASH MANAGEMENT
     -------------------
       1999       1998
     -------------------
     $ 22,448   $ 14,406
       17,483     11,682
     $   1.28   $   1.23
          4.1%       4.2%

     $    270   $     --
          268         --
     $   1.01   $     --
          1.0%        --

     $     --   $     --
           --         --
     $     --   $     --
           --         --

     $     --   $     --
           --         --
     $     --   $     --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                       CONVERTIBLE--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  8,043   $  7,003   $  6,864   $  4,815   $  3,291   $  1,765
Units Outstanding..................................       509        484        434        295        190        144
Unit Value.........................................  $  15.79   $  14.48   $  15.83   $  16.30   $  17.28   $  12.26
Total Return.......................................       9.1%      (8.5%)     (2.9%)     (5.7%)     40.9%       3.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.3%)      2.2%       3.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 12,036   $  9,942   $  7,252   $  2,692   $     83   $     --
Units Outstanding..................................     1,088        981        656        237          7         --
Unit Value.........................................  $  11.07   $  10.14   $  11.06   $  11.36   $  12.02   $     --
Total Return.......................................       9.2%      (8.3%)     (2.6%)     (5.5%)     20.2%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.2%)      2.8%       4.7%

GROUP 3 POLICIES
Net Assets.........................................  $    160   $     94   $     52   $     --   $     --   $     --
Units Outstanding..................................        15         10          5         --         --         --
Unit Value.........................................  $  10.36   $   9.46   $  10.28   $     --   $     --   $     --
Total Return.......................................       9.5%      (8.1%)      2.8%        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%       3.6%      11.9%

GROUP 4 POLICIES
Net Assets.........................................  $    953   $    336   $     --   $     --   $     --   $     --
Units Outstanding..................................        91         35         --         --         --         --
Unit Value.........................................  $  10.45   $   9.55   $     --   $     --   $     --   $     --
Total Return.......................................       9.5%      (4.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       0.1%      10.0%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                                       MAINSTAY VP
     EQUITY INCOME--INITIAL CLASS                       GOVERNMENT--INITIAL CLASS
    ------------------------------   ---------------------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999       1998
    ------------------------------------------------------------------------------------------------
    $  7,588   $  6,585   $  5,620   $ 13,498   $ 13,456   $  8,224   $  4,168   $  3,255   $  3,451
         849        787        570        776        792        528        284        270        255
    $   8.93   $   8.37   $   9.86   $  17.38   $  16.98   $  15.57   $  14.70   $  13.19   $  13.52
         6.8%     (15.1%)     (1.4%)      2.4%       9.1%       5.9%      11.4%      (2.4%)      8.2%
        (0.3%)      0.4%       0.4%      (0.3%)      3.1%       4.8%

    $  3,931   $  2,954   $    962   $  7,002   $  5,589   $  2,237   $    150   $      9   $     --
         438        352         97        525        429        188         13          1         --
    $   8.97   $   8.39   $   9.87   $  13.33   $  13.01   $  11.91   $  11.22   $  10.05   $     --
         6.9%     (15.0%)     (1.3%)      2.5%       9.3%       6.1%      11.6%       0.5%        --
        (0.2%)      0.9%       2.5%      (0.2%)      3.8%       8.2%

    $     --   $     --   $     --   $    121   $     90   $     --   $     --   $     --   $     --
          --         --         --         11          8         --         --         --         --
    $     --   $     --   $     --   $  11.17   $  10.88   $     --   $     --   $     --   $     --
          --         --         --        2.7%       8.8%        --         --         --         --
          --         --         --         --%       4.4%        --

    $    970   $    458   $     --   $  1,226   $    631   $     --   $     --   $     --   $     --
         108         54         --        112         59         --         --         --         --
    $   9.01   $   8.41   $     --   $  10.96   $  10.67   $     --   $     --   $     --   $     --
         7.1%     (15.9%)       --        2.7%       6.7%        --         --         --         --
          --%       3.4%        --         --%      10.4%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MAINSTAY VP
                                                                         GROWTH EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------------------
                                                         2003        2002       2001       2000       1999       1998
                                                       ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 51,786    $ 46,902   $ 60,962   $ 69,704   $ 63,942   $ 39,473
Units Outstanding..................................       2,432       2,402      2,348      2,211      1,947      1,551
Unit Value.........................................    $  21.29    $  19.53   $  25.96   $  31.53   $  32.85   $  25.45
Total Return.......................................         9.0%      (24.8%)    (17.7%)     (4.0%)     29.1%      25.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       0.2%        --

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 20,789    $ 17,351   $ 15,533   $  7,403   $    322   $     --
Units Outstanding..................................       2,600       2,368      1,598        628         26         --
Unit Value.........................................    $   8.00    $   7.33   $   9.72   $  11.78   $  12.25   $     --
Total Return.......................................         9.2%      (24.6%)    (17.5%)     (3.8%)     22.5%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)       0.6%       0.5%

GROUP 3 POLICIES
Net Assets.........................................    $     92    $    135   $    178   $     --   $     --   $     --
Units Outstanding..................................          12          18         18         --         --         --
Unit Value.........................................    $   8.00    $   7.31   $   9.65   $     --   $     --   $     --
Total Return.......................................         9.4%      (24.2%)     (3.5%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        0.9%       1.8%

GROUP 4 POLICIES
Net Assets.........................................    $    970    $    429   $     --   $     --   $     --   $     --
Units Outstanding..................................         106          51         --         --         --         --
Unit Value.........................................    $   9.15    $   8.36   $     --   $     --   $     --   $     --
Total Return.......................................         9.4%      (16.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP
                              HIGH YIELD                                       MAINSTAY VP
                     CORPORATE BOND--INITIAL CLASS                    INDEXED EQUITY--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001
    ------------------------------------------------------------------------------------------------
    $ 38,597   $ 30,983   $ 29,909   $ 26,361   $ 25,846   $ 18,803   $114,183   $ 99,916   $121,766
       1,986      1,921      1,879      1,726      1,581      1,289      4,795      4,665      4,392
    $  19.44   $  16.13   $  15.92   $  15.28   $  16.35   $  14.58   $  23.81   $  21.42   $  27.73
        20.5%       1.2%       4.2%      (6.5%)     12.1%       1.9%      11.2%     (22.8%)    (12.7%)
        (0.2%)     10.0%      11.3%                                       (0.3%)      0.6%       0.4%

    $ 14,521   $  9,959   $  5,199   $  1,398   $     90   $     --   $ 45,178   $ 35,382   $ 29,324
       1,171        969        514        144          9         --      5,797      5,053      3,241
    $  12.40   $  10.28   $  10.12   $   9.70   $  10.36   $     --   $   7.79   $   7.00   $   9.05
        20.6%       1.6%       4.3%      (6.4%)      3.6%        --       11.3%     (22.6%)    (12.6%)
        (0.1%)     12.2%      15.5%                                       (0.2%)      1.0%       0.9%

    $    371   $    271   $    234   $     --   $     --   $     --   $    132   $      9   $     --
          30         26         23         --         --         --         15          1         --
    $  12.42   $  10.27   $  10.06   $     --   $     --   $     --   $   8.75   $   7.85   $     --
        20.9%       2.1%       0.6%        --         --         --       11.6%     (21.5%)       --
         0.1%      11.3%     101.5%                                         --%       3.1%        --

    $  2,051   $    851   $     --   $     --   $     --   $     --   $  3,892   $  1,890   $     --
         173         87         --         --         --         --        408        221         --
    $  11.85   $   9.79   $     --   $     --   $     --   $     --   $   9.53   $   8.54   $     --
        20.9%      (2.1%)       --         --         --         --       11.6%     (14.6%)       --
         0.1%      29.2%        --                                          --%       4.4%        --


              MAINSTAY VP
     INDEXED EQUITY--INITIAL CLASS
     ------------------------------
       2000       1999       1998
    --------------------------------
     $120,772   $118,869   $ 73,315
        3,800      3,369      2,491
     $  31.77   $  35.28   $  29.44
         (9.9%)     19.8%      27.6%

     $ 14,201   $  2,016   $     --
        1,373        176         --
     $  10.35   $  11.47   $     --
         (9.8%)     14.7%        --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                   INTERNATIONAL EQUITY--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2003       2002       2001       2000       1999       1998
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  6,570   $  5,894   $  5,424   $  6,250   $  6,511   $  4,189
Units Outstanding..................................       483        471        412        405        343        281
Unit Value.........................................  $  13.61   $  12.51   $  13.18   $  15.44   $  18.97   $  14.92
Total Return.......................................       8.8%      (5.1%)    (14.6%)    (18.6%)     27.1%     (22.3%)
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.3%)      0.7%       0.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $  2,262   $  1,670   $  1,038   $    650   $     14   $     --
Units Outstanding..................................       271        218        129         69          1         --
Unit Value.........................................  $   8.35   $   7.67   $   8.06   $   9.42   $  11.56   $     --
Total Return.......................................       8.9%      (4.7%)    (14.4%)    (18.5%)     15.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.2%)      1.2%       1.0%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Unit Value.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $    191   $     59   $     --   $     --   $     --   $     --
Units Outstanding..................................        19          6         --         --         --         --
Unit Value.........................................  $  10.05   $   9.20   $     --   $     --   $     --   $     --
Total Return.......................................       9.2%      (8.0%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        --%       5.6%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



             MAINSTAY VP                      MAINSTAY VP                        MAINSTAY VP
     MID CAP CORE--INITIAL CLASS     MID CAP GROWTH--INITIAL CLASS     SMALL CAP GROWTH--INITIAL CLASS
    ------------------------------   ------------------------------   ---------------------------------
      2003       2002       2001       2003       2002       2001       2003        2002        2001
    ---------------------------------------------------------------------------------------------------
    $  5,435   $  4,625   $  4,832   $  4,834   $  3,688   $  4,730   $  5,447    $  4,477    $  5,104
         598        570        515        622        570        518        680         644         536
    $   9.10   $   8.11   $   9.38   $   7.77   $   6.47   $   9.12   $   8.01    $   6.95    $   9.51
        12.1%     (13.5%)     (6.2%)     20.1%     (29.1%)     (8.8%)     15.2%      (26.9%)      (4.9%)
        (0.3%)     (0.4%)     (0.4%)     (0.3%)     (0.7%)     (0.7%)     (0.3%)      (0.7%)      (0.7%)

    $    946   $    653   $    160   $  1,988   $  1,074   $    344   $  2,485    $  1,442    $    385
         103         80         17        246        160         36        302         202          40
    $   9.19   $   8.19   $   9.45   $   8.07   $   6.72   $   9.46   $   8.22    $   7.12    $   9.73
        12.2%     (13.4%)     (5.5%)     20.2%     (28.9%)     (5.4%)     15.3%      (26.8%)      (2.7%)
        (0.2%)     (0.1%)      0.5%      (0.2%)     (0.5%)     (0.5%)     (0.2%)      (0.5%)      (0.5%)

    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --    $     --    $     --
          --         --         --         --         --         --         --          --          --
          --         --         --         --         --         --         --          --          --

    $    186   $     73   $     --   $    495   $    256   $     --   $    503    $    209    $     --
          19          9         --         55         34         --         53          26          --
    $   9.66   $   8.58   $     --   $   9.03   $   7.50   $     --   $   9.45    $   8.17    $     --
        12.5%     (14.2%)       --       20.5%     (25.0%)       --       15.6%      (18.3%)        --
          --%       1.1%        --         --%        --         --         --%         --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MAINSTAY VP
                                                                         TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------------------
                                                         2003        2002       2001       2000       1999       1998
                                                       ----------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $ 39,410    $ 36,510   $ 43,693   $ 46,997   $ 48,176   $ 35,685
Units Outstanding..................................       2,205       2,215      2,197      2,095      2,040      1,756
Unit Value.........................................    $  17.88    $  16.48   $  19.89   $  22.43   $  23.62   $  20.32
Total Return.......................................         8.5%      (17.0%)    (11.3%)     (5.0%)     16.2%      26.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       1.8%       1.9%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  9,645    $  8,019   $  6,514   $  2,178   $    102   $     --
Units Outstanding..................................       1,106         998        673        200          9         --
Unit Value.........................................    $   8.72    $   8.03   $   9.68   $  10.89   $  11.44   $     --
Total Return.......................................         8.6%      (16.9%)    (11.1%)     (4.8%)     14.4%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)       2.4%       3.5%

GROUP 3 POLICIES
Net Assets.........................................    $      2    $      1   $     --   $     --   $     --   $     --
Units Outstanding..................................          --          --         --         --         --         --
Unit Value.........................................    $   9.30    $   8.55   $     --   $     --   $     --   $     --
Total Return.......................................         8.8%      (14.5%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%        1.0%        --

GROUP 4 POLICIES
Net Assets.........................................    $    605    $    362   $     --   $     --   $     --   $     --
Units Outstanding..................................          61          40         --         --         --         --
Unit Value.........................................    $   9.86    $   9.06   $     --   $     --   $     --   $     --
Total Return.......................................         8.8%       (9.4%)       --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                          MAINSTAY VP
                              MAINSTAY VP                                               AMERICAN CENTURY
                         VALUE--INITIAL CLASS                                    INCOME & GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001       2000       1999
    ----------------------------------------------------------------------------------------------------------------------
    $ 34,390   $ 31,545   $ 37,813   $ 33,582   $ 28,171   $ 21,694   $    858   $    711   $    652   $    377   $     --
       2,045      2,017      1,895      1,678      1,578      1,313        113        104         76         40         --
    $  16.82   $  15.64   $  19.95   $  20.01   $  17.85   $  16.52   $   7.59   $   6.82   $   8.54   $   9.40   $     --
         7.5%     (21.6%)     (0.3%)     12.1%       8.1%      (4.8%)     11.2%     (20.1%)     (9.1%)     (6.0%)       --
        (0.3%)      0.7%       0.8%                                       (0.3%)      0.5%       0.3%

    $ 10,954   $  8,835   $  5,849   $    870   $     89   $     --   $  2,509   $  2,008   $  1,716   $    761   $     36
       1,092        948        493         73          8         --        318        284        194         78          3
    $  10.03   $   9.32   $  11.86   $  11.87   $  10.57   $     --   $   7.88   $   7.08   $   8.84   $   9.71   $  10.93
         7.7%     (21.4%)     (0.1%)     12.3%       5.7%        --       11.3%     (19.9%)     (9.0%)    (11.2%)      9.3%
        (0.2%)      1.3%       2.2%                                       (0.2%)      0.8%       0.7%

    $    603   $    274   $    296   $     --   $     --   $     --   $    301   $      9   $     --   $     --   $     --
          70         35         29         --         --         --         33          1         --         --         --
    $   8.57   $   7.94   $  10.05   $     --   $     --   $     --   $   9.12   $   8.18   $     --   $     --   $     --
         7.9%     (21.0%)      0.5%        --         --         --       11.6%     (18.2%)       --         --         --
          --%       1.4%       8.1%                                         --%       1.2%        --

    $  1,219   $    708   $     --   $     --   $     --   $     --   $    173   $     68   $     --   $     --   $     --
         140         87         --         --         --         --         18          8         --         --         --
    $   8.74   $   8.10   $     --   $     --   $     --   $     --   $   9.66   $   8.66   $     --   $     --   $     --
         7.9%     (19.0%)       --         --         --         --       11.6%     (13.4%)       --         --         --
          --%       4.4%        --                                          --%       3.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $    911   $    725   $    691   $     72   $     --
Units Outstanding..................................         111         96         70          7         --
Unit Value.........................................    $   8.24   $   7.52   $   9.82   $  10.36   $     --
Total Return.......................................         9.5%     (23.4%)     (5.2%)      3.6%        --
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.3%)       --        0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $  2,928   $  2,364   $  2,001   $    560   $     21
Units Outstanding..................................         334        296        192         51          2
Unit Value.........................................    $   8.76   $   8.00   $  10.42   $  10.96   $  10.34
Total Return.......................................         9.6%     (23.2%)     (4.9%)      6.0%       3.4%
Ratio of Net Investment Income to Average Net
  Assets...........................................        (0.2%)      0.2%       0.6%

GROUP 3 POLICIES
Net Assets.........................................    $     15   $     10   $     --   $     --   $     --
Units Outstanding..................................           2          1         --         --         --
Unit Value.........................................    $   9.07   $   8.26   $     --   $     --   $     --
Total Return.......................................         9.9%     (17.4%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       0.7%        --

GROUP 4 POLICIES
Net Assets.........................................    $    168   $     74   $     --   $     --   $     --
Units Outstanding..................................          18          9         --         --         --
Unit Value.........................................    $   9.13   $   8.31   $     --   $     --   $     --
Total Return.......................................         9.9%     (16.9%)       --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................          --%       1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             ALGER AMERICAN
                        MAINSTAY VP                             LEVERAGED                ALGER AMERICAN
                   EAGLE ASSET MANAGEMENT                       ALL CAP--            SMALL CAPITALIZATION--
                GROWTH EQUITY--INITIAL CLASS                 CLASS O SHARES              CLASS O SHARES
    ----------------------------------------------------   -------------------   ------------------------------
      2003       2002       2001       2000       1999       2003       2002       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $  2,567   $  2,214   $  2,750   $  1,967   $     --   $     --   $     --   $ 10,888   $  8,883   $ 10,628
         417        405        359        213         --         --         --      1,463      1,373      1,203
    $   6.16   $   5.47   $   7.67   $   9.25   $     --   $     --   $     --   $   7.44   $   6.47   $   8.83
        12.7%     (28.7%)    (17.1%)     (7.5%)       --         --         --       15.0%     (26.7%)    (30.0%)
        (0.3%)     (0.6%)     (0.7%)                             --         --       (0.3%)     (0.7%)     (0.7%)

    $  9,888   $  7,827   $  7,326   $  3,130   $    136   $     --   $     --   $  7,695   $  6,027   $  5,640
       1,187      1,060        709        251         10         --         --      1,372      1,237        850
    $   8.33   $   7.39   $  10.34   $  12.45   $  13.90   $     --   $     --   $   5.61   $   4.87   $   6.64
        12.8%     (28.6%)    (16.9%)    (10.4%)     39.0%        --         --       15.1%     (26.6%)    (29.8%)
        (0.2%)     (0.4%)     (0.5%)                             --         --       (0.2%)     (0.5%)     (0.5%)

    $     92   $     96   $     21   $     --   $     --   $      7   $      6   $    476   $     51   $     28
          11         13          2         --         --          1          1         54          7          3
    $   8.21   $   7.26   $  10.11   $     --   $     --   $  10.66   $   8.85   $   8.77   $   7.60   $  10.31
        13.1%     (28.2%)      1.1%        --         --       20.5%     (11.5%)     15.4%     (26.2%)      3.1%
          --%       0.1%        --                               --%        --         --%        --         --

    $    389   $    159   $     --   $     --   $     --   $     --   $     --   $    139   $     66   $     --
          42         19         --         --         --         --         --         15          8         --
    $   9.30   $   8.23   $     --   $     --   $     --   $     --   $     --   $   9.54   $   8.27   $     --
        13.1%     (17.7%)       --         --         --         --         --       15.4%     (17.3%)       --
          --%       0.2%        --                               --         --         --%        --         --


             ALGER AMERICAN
         SMALL CAPITALIZATION--
             CLASS O SHARES
     ------------------------------
       2000       1999       1998
    --------------------------------
     $ 12,193   $ 16,661   $  4,993
          966        954        407
     $  12.62   $  17.46   $  12.26
        (27.7%)     42.4%      14.7%

     $  3,724   $     62   $     --
          394          5         --
     $   9.46   $  13.06   $     --
        (27.6%)     30.6%        --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                     INTERNATIONAL--CLASS II     VALUE--CLASS II
                                                     -----------------------   -------------------
                                                        2003         2002        2003       2002
                                                     ---------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

GROUP 2 POLICIES(b)
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

GROUP 3 POLICIES
Net Assets.........................................   $      1     $     --    $    132   $     --
Units Outstanding..................................         --           --          12         --
Unit Value.........................................   $  10.11     $   9.63    $  10.76   $   9.84
Total Return.......................................        5.0%        (3.7%)       9.3%      (1.6%)
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.6%          --          --%        --

GROUP 4 POLICIES
Net Assets.........................................   $     --     $     --    $     --   $     --
Units Outstanding..................................         --           --          --         --
Unit Value.........................................   $     --     $     --    $     --   $     --
Total Return.......................................         --           --          --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                DREYFUS IP                 DREYFUS VIF
                                CALVERT                                    TECHNOLOGY GROWTH--         DEVELOPING LEADERS--
                            SOCIAL BALANCED                                   INITIAL SHARES              INITIAL SHARES
    ---------------------------------------------------------------   ------------------------------   --------------------
      2003       2002       2001       2000       1999       1998       2003       2002       2001             2003
    -----------------------------------------------------------------------------------------------------------------------
    $  1,313   $  1,178   $  1,275   $  1,248   $    983   $    450   $    520   $    320   $    279         $     --
         102         99         94         85         64         33         71         54         29               --
    $  12.87   $  11.85   $  13.58   $  14.70   $  15.28   $  13.71   $   7.32   $   5.88   $   9.77         $     --
         8.6%     (12.7%)     (7.6%)     (3.8%)     11.5%      15.4%      24.4%     (39.8%)     (2.3%)             --
        (0.3%)      2.2%       3.2%                                       (0.3%)     (0.7%)     (0.7%)             --

    $  1,509   $  1,379   $    914   $    400   $      8   $     --   $  1,093   $    550   $    191         $     --
         166        165         95         39          1         --        144         91         19               --
    $   9.10   $   8.36   $   9.57   $  10.33   $  10.72   $     --   $   7.57   $   6.08   $  10.08         $     --
         8.7%     (12.6%)     (7.4%)     (3.6%)      7.2%        --       24.6%     (39.7%)      0.8%              --
        (0.2%)      2.9%       5.3%                                       (0.2%)     (0.5%)     (0.5%)             --

    $     --   $     --   $     --   $     --   $     --   $     --   $     37   $     24   $      5         $    110
          --         --         --         --         --         --          4          3         --               10
    $     --   $     --   $     --   $     --   $     --   $     --   $   9.52   $   7.63   $  12.59         $  10.76
          --         --         --         --         --         --       24.9%     (39.4%)     25.9%             7.6%
          --         --         --                                          --%        --         --               --%

    $    123   $     59   $     --   $     --   $     --   $     --   $    227   $     68   $     --         $     --
          12          6         --         --         --         --         24          9         --               --
    $  10.15   $   9.31   $     --   $     --   $     --   $     --   $   9.58   $   7.68   $     --         $     --
         9.0%      (6.9%)       --         --         --         --       24.9%     (23.2%)       --               --
          --%      16.8%        --                                          --%        --         --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          FIDELITY(R) VIP
                                                                   CONTRAFUND(R)--INITIAL CLASS
                                                     ---------------------------------------------------------
                                                      2003      2002      2001      2000      1999      1998
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $48,858   $43,637   $44,376   $43,916   $37,009   $17,687
Units Outstanding..................................    3,014     2,940     2,691     2,321     1,814     1,069
Unit Value.........................................  $ 16.21   $ 14.84   $ 16.49   $ 18.92   $ 20.41   $ 16.54
Total Return.......................................      9.2%    (10.0%)   (12.8%)    (7.3%)    23.4%     29.1%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.1%      0.1%      0.1%

GROUP 2 POLICIES(b)
Net Assets.........................................  $23,883   $19,700   $15,235   $ 7,568   $   471   $    --
Units Outstanding..................................    2,521     2,273     1,586       688        40        --
Unit Value.........................................  $  9.47   $  8.67   $  9.61   $ 11.00   $ 11.84   $    --
Total Return.......................................      9.3%     (9.8%)   (12.6%)    (7.1%)    18.4%       --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.2%      0.2%       --

GROUP 3 POLICIES
Net Assets.........................................  $   188   $   177   $   168   $    --   $    --   $    --
Units Outstanding..................................       19        20        17        --        --        --
Unit Value.........................................  $  9.79   $  8.94   $  9.86   $    --   $    --   $    --
Total Return.......................................      9.6%     (9.3%)    (1.4%)      --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      0.8%       --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,320   $   523   $    --   $    --   $    --   $    --
Units Outstanding..................................      135        59        --        --        --        --
Unit Value.........................................  $  9.78   $  8.93   $    --   $    --   $    --   $    --
Total Return.......................................      9.6%    (10.7%)      --        --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.4%       --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                          FIDELITY(R) VIP                              FIDELITY(R) VIP               FIDELITY(R) VIP
                   EQUITY-INCOME--INITIAL CLASS                     GROWTH--INITIAL CLASS       INDEX 500--INITIAL CLASS
     ---------------------------------------------------------   ---------------------------   ---------------------------
      2003      2002      2001      2000      1999      1998      2003      2002      2001      2003      2002      2001
     ---------------------------------------------------------------------------------------------------------------------
     $18,171   $16,081   $17,855   $15,911   $12,869   $ 8,306   $    --   $    --   $    --   $    --   $    --   $    --
       1,272     1,241     1,137       956       833       567        --        --        --        --        --        --
     $ 14.29   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $ 14.64   $    --   $    --   $    --   $    --   $    --   $    --
        10.3%    (17.7%)    (5.6%)     7.6%      5.6%     10.8%       --        --        --        --        --        --
         1.6%      1.0%      0.8%                                     --        --        --        --        --        --

     $ 9,761   $ 7,626   $ 5,786   $ 2,272   $   226   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         991       855       536       199        21        --        --        --        --        --        --        --
     $  9.85   $  8.92   $ 10.79   $ 11.41   $ 10.58   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        10.4%    (17.3%)    (5.4%)     7.8%      5.8%       --        --        --        --        --        --        --
         1.6%      0.9%      0.6%                                     --        --        --        --        --        --

     $   522   $    47   $     1   $    --   $    --   $    --   $   173   $   101   $   150   $   145   $    87   $   102
          55         6        --        --        --        --        22        15        15        17        11        10
     $  9.49   $  8.57   $ 10.32   $    --   $    --   $    --   $  7.73   $  6.82   $  9.75   $  8.47   $  7.59   $  9.76
        10.7%    (17.1%)     3.2%       --        --        --      13.4%    (30.1%)    (2.5%)    11.7%    (22.2%)    (2.4%)
         0.4%      0.5%       --                                     0.3%      0.3%       --       1.9%      1.3%       --

     $   686   $   334   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
          73        39        --        --        --        --        --        --        --        --        --        --
     $  9.42   $  8.51   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
        10.7%    (14.9%)      --        --        --        --        --        --        --        --        --        --
         1.5%       --        --                                      --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                       FIDELITY(R) VIP            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                      INVESTMENT GRADE               MID CAP--                  OVERSEAS--
                                                     BOND--INITIAL CLASS           INITIAL CLASS               INITIAL CLASS
                                                     -------------------   ------------------------------   -------------------
                                                       2003       2002       2003       2002       2001       2003       2002
                                                     --------------------------------------------------------------------------
GROUP 1 POLICIES(A)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

GROUP 2 POLICIES(B)
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    28    $    51    $   433    $   393    $   344    $   163    $     1
Units Outstanding..................................        3          5         43         42         33         19         --
Unit Value.........................................  $ 10.65    $ 10.17    $ 10.13    $  9.30    $ 10.31    $  8.69    $  7.88
Total Return.......................................       --        1.7%       8.9%      (9.8%)      3.1%      10.4%     (21.2%)
Ratio of Net Investment Income to Average Net
  Assets...........................................      4.7%        --        0.5%       0.8%        --        0.1%        --

GROUP 4 POLICIES
Net Assets.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Units Outstanding..................................       --         --         --         --         --         --         --
Unit Value.........................................  $    --    $    --    $    --    $    --    $    --    $    --    $    --
Total Return.......................................       --         --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       --         --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


         Janus Aspen Series
          MID CAP GROWTH--                       JANUS ASPEN SERIES BALANCED--
        INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
     ---------------------------   ---------------------------------------------------------
      2003      2002      2001      2003      2002      2001      2000      1999      1998
     ---------------------------------------------------------------------------------------
     $    --   $    --   $    --   $40,519   $36,821   $35,709   $31,845   $22,549   $ 6,397
          --        --        --     2,170     2,089     1,882     1,589     1,092       390
     $    --   $    --   $    --   $ 18.67   $ 17.63   $ 18.98   $ 20.04   $ 20.66   $ 16.41
          --        --        --       5.9%     (7.1%)    (5.3%)    (3.0%)    25.9%     33.3%
          --        --        --       0.9%      1.8%      2.0%

     $    --   $    --   $    --   $41,984   $36,285   $26,919   $12,464   $   887   $    --
          --        --        --     3,986     3,653     2,523     1,108        77        --
     $    --   $    --   $    --   $ 10.53   $  9.93   $ 10.67   $ 11.25   $ 11.57   $    --
          --        --        --       6.0%     (6.9%)    (5.2%)    (2.8%)    15.7%       --
          --        --        --       1.1%      2.2%      2.6%

     $     3   $     2   $     1   $   169   $   110   $    86   $    --   $    --   $    --
          --        --        --        17        12         9        --        --        --
     $  8.95   $  7.70   $ 10.69   $  9.99   $  9.40   $ 10.04   $    --   $    --   $    --
        16.2%    (27.9%)     6.9%      6.3%     (6.3%)     0.4%       --        --        --
          --        --        --       1.5%      2.4%      4.2%

     $    --   $    --   $    --   $ 2,088   $ 1,084   $    --   $    --   $    --   $    --
          --        --        --       207       114        --        --        --        --
     $    --   $    --   $    --   $ 10.06   $  9.47   $    --   $    --   $    --   $    --
          --        --        --       6.3%     (5.3%)      --        --        --        --
          --        --        --       1.6%      4.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        JANUS ASPEN SERIES
                                                                        WORLDWIDE GROWTH--
                                                                       INSTITUTIONAL SHARES
                                                     ---------------------------------------------------------
                                                      2003      2002      2001      2000      1999      1998
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $44,891   $41,366   $52,870   $60,953   $52,432   $20,792
Units Outstanding..................................    3,394     3,323     3,142     2,790     2,010     1,302
Unit Value.........................................  $ 13.23   $ 12.45   $ 16.82   $ 21.84   $ 26.09   $ 15.97
Total Return.......................................      6.3%    (25.9%)   (23.0%)   (16.3%)    63.4%     28.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.6%      0.2%     (0.2%)

GROUP 2 POLICIES(b)
Net Assets.........................................  $32,828   $27,454   $25,080   $14,062   $   629   $    --
Units Outstanding..................................    4,558     4,055     2,746     1,188        45        --
Unit Value.........................................  $  7.20   $  6.77   $  9.13   $ 11.84   $ 14.11   $    --
Total Return.......................................      6.4%    (25.7%)   (22.9%)   (16.1%)    41.1%       --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      0.5%      0.1%

GROUP 3 POLICIES
Net Assets.........................................  $   113   $   136   $   104   $    --   $    --   $    --
Units Outstanding..................................       14        18        10        --        --        --
Unit Value.........................................  $  8.14   $  7.63   $ 10.24   $    --   $    --   $    --
Total Return.......................................      6.6%    (25.4%)     2.4%       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      0.7%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................  $   832   $   418   $    --   $    --   $    --   $    --
Units Outstanding..................................       95        51        --        --        --        --
Unit Value.........................................  $  8.73   $  8.19   $    --   $    --   $    --   $    --
Total Return.......................................      6.6%    (18.1%)      --        --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      1.1%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                     MFS(R)
                                    UTILITIES
         MFS(R) INVESTORS           SERIES--         NEUBERGER BERMAN AMT                        T. ROWE PRICE
    TRUST SERIES--INITIAL CLASS   INITIAL CLASS         MID-CAP GROWTH                      EQUITY INCOME PORTFOLIO
    ---------------------------   -------------   ---------------------------   -----------------------------------------------
     2003      2002      2001         2003         2003      2002      2001      2003      2002      2001      2000      1999
    -----------------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 4,505   $ 3,525   $ 2,013   $    51   $    --
         --        --        --           --           --        --        --       431       368       182         5        --
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 10.41   $  9.57   $ 11.09   $ 11.01   $    --
         --        --        --           --           --        --        --       8.8%    (13.7%)     0.7%     10.1%       --
         --        --        --           --           --        --        --       0.5%      1.1%      1.1%

    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 9,193   $ 6,921   $ 3,893   $   713   $    85
         --        --        --           --           --        --        --       871       717       349        64         9
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $ 10.51   $  9.65   $ 11.16   $ 11.06   $  9.83
         --        --        --           --           --        --        --       9.0%    (13.5%)     0.9%     12.5%     (1.7%)
         --        --        --           --           --        --        --       0.6%      1.3%      1.2%

    $    49   $    46   $    61      $     3      $    10   $    10   $     4   $   734   $   276   $   207   $    --   $    --
          6         6         6           --            1         1        --        77        32        21        --        --
    $  8.58   $  7.88   $  9.97      $ 11.47      $  9.13   $  8.14   $ 11.52   $  9.45   $  8.65   $  9.96   $    --   $    --
        8.9%    (21.0%)    (0.3%)       14.7%        12.2%    (29.3%)    15.2%      9.2%    (13.3%)    (0.4%)      --        --
        0.7%      0.5%       --          2.8%          --        --        --       0.9%      1.8%      3.3%

    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $   787   $   298   $    --   $    --   $    --
         --        --        --           --           --        --        --        82        34        --        --        --
    $    --   $    --   $    --      $    --      $    --   $    --   $    --   $  9.50   $  8.70   $    --   $    --   $    --
         --        --        --           --           --        --        --       9.2%    (13.0%)      --        --        --
         --        --        --           --           --        --        --       0.9%      2.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                   T. ROWE PRICE                 VAN KAMPEN UIF
                                                                   LIMITED-TERM                 EMERGING MARKETS
                                                                  BOND PORTFOLIO                  DEBT--CLASS I
                                                              -----------------------         ---------------------
                                                               2003            2002                   2003
                                                              -----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

GROUP 2 POLICIES(b)
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

GROUP 3 POLICIES
Net Assets..................................................  $   169         $    86                $    17
Units Outstanding...........................................       16               8                      2
Unit Value..................................................  $ 10.48         $ 10.09                $ 10.06
Total Return................................................       --             0.9%                   0.6%
Ratio of Net Investment Income to Average Net Assets........      1.8%            4.3%                    --

GROUP 4 POLICIES
Net Assets..................................................  $    --         $    --                $    --
Units Outstanding...........................................       --              --                     --
Unit Value..................................................  $    --         $    --                $    --
Total Return................................................       --              --                     --
Ratio of Net Investment Income to Average Net Assets........       --              --                     --

Not all investment divisions are available under all policies.

Annualized percentages are shown for Ratio of Net Investment Income to Average Net Assets for all investment divisions in all periods.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                       VAN KAMPEN
                              VAN KAMPEN                                UIF U.S.
                                  UIF                                 REAL ESTATE--
                   EMERGING MARKETS EQUITY--CLASS I                      CLASS I
    ---------------------------------------------------------------   -------------
      2003       2002       2001       2000       1999       1998         2003
    -------------------------------------------------------------------------------
    $  6,877   $  5,859   $  6,070   $  5,669   $  6,651   $  2,232     $     --
         834        792        742        644        456        297           --
    $   8.24   $   7.40   $   8.18   $   8.81   $  14.59   $   7.51     $     --
        11.4%      (9.5%)     (7.2%)    (39.6%)     94.3%     (24.7%)         --
         0.3%      (0.7%)     (0.7%)                                          --

    $  4,274   $  3,494   $  2,877   $  1,451   $     58   $     --     $     --
         506        461        344        161          4         --           --
    $   8.45   $   7.58   $   8.36   $   8.99   $  14.86   $     --     $     --
        11.5%      (9.4%)     (7.0%)    (39.5%)     48.6%        --           --
        (0.2%)     (0.5%)     (0.5%)                                          --

    $      2   $      1   $     --   $     --   $     --   $     --     $     --
          --         --         --         --         --         --           --
    $   9.02   $   8.07   $     --   $     --   $     --   $     --     $   9.95
        11.8%     (19.3%)       --         --         --         --         (0.5%)
          --         --         --                                            --

    $    129   $     74   $     --   $     --   $     --   $     --     $     --
          14          9         --         --         --         --           --
    $   9.27   $   8.30   $     --   $     --   $     --   $     --     $     --
        11.8%     (17.0%)       --         --         --         --           --
          --         --         --                                            --

                      (THIS PAGE INTENTIONALLY LEFT BLANK)